As filed with the Securities and Exchange Commission
                                on April 24, 2003

                       Securities Act File No. 333-103991


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      Pre-Effective Amendment No. /_1____/

                      Post-Effective Amendment No. /_____/

                                  MONARCH FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Offices) (Zip Code)

                                 (207) 879-1900
                  (Registrant's Area Code and Telephone Number)

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                               Portland, ME 04101

                          Copies of Communications to:

                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                     1800 Massachusetts Avenue NW 2nd Floor
                            Washington, DC 20036-1800

                  Approximate Date of Proposed Public Offering:
                        As soon as practicable after this
                    Registration Statement becomes effective.

-------------------------------------------------------------------------------


Title of securities being registered: Universal Shares, Institutional Service Shares and Investor Shares of Daily Assets Government Fund and Daily Assets Cash Fund and Universal Shares and Institutional Service Shares of Daily Assets Treasury Fund.


Pursuant to Rule 429, a filing fee is not required because the Registrant has previously registered an indefinite number of its Shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.


THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
                     IMPORTANT NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
--------------------------------------------------------------------------------

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101


                                 April 25, 2003


Dear Valued Shareholder:


     Enclosed is a Notice of Special Meeting of Shareholders of Daily Assets Treasury Obligations Fund ("Forum Treasury Fund"), Daily Assets Government Obligations Fund ("Forum Government Fund"), and Daily Assets Cash Fund ("Forum Cash Fund") (each a "Forum Series"), each a series of Forum Funds ("Forum"), to be held on May 28, 2003 at the offices of Forum Financial Group, LLC, Two Portland Square, Second Floor Conference Room, Portland, Maine 04101.

     At the meeting, you will be asked to approve an Agreement and Plan of Reorganization between Forum, on behalf of each Forum Series, and Monarch Funds ("Monarch"), another registered investment company, on behalf of its series Daily Assets Treasury Fund ("Monarch Treasury Fund"), Daily Assets Government Fund ("Monarch Government Fund"), and Daily Assets Cash Fund ("Monarch Cash Fund") (the "Plan"). Under the Plan, each of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund will transfer its assets to Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund, respectively (each a "Monarch Series"), in exchange solely for shares of that corresponding Monarch Series and the corresponding Monarch Series' assumption of the applicable Forum Series' liabilities. The Plan further provides that each Forum Series will then distribute the shares received from the Monarch Series proportionately to its shareholders and then terminate. Each Forum Series' shareholder holding Institutional, Institutional Service, and Investor Shares will receive Universal, Institutional Service, and Investor Shares, respectively, of the corresponding Monarch Series.


     Each Forum Series and the corresponding Monarch Series invest substantially all of their assets in the same portfolio of Core Trust (Delaware) ("Core Trust"), another registered investment company. After the Plan is consummated, each Monarch Series will redeem its investment in Core Trust and invest directly in portfolio securities.


     The Board of Trustees of Forum (the "Board") unanimously approved the Plan and believes that it is in the best interests of the shareholders of each Forum Series. In evaluating the Plan with respect to the Forum Series in which you invest, please note that:


     o Each Forum Series and its corresponding Monarch Series invest substantially all of their assets in the same portfolio of Core Trust.
     o Each Forum Series and its corresponding Monarch Series pursue the same investment objective and have the same investment strategies and policies.
     o Although certain service provider fees of each Monarch Series are higher than those currently charged to its corresponding Forum Series, the economies of scale that will result from the combination of the assets of each Forum Series with the corresponding Monarch Series will result in lower gross expenses for the shareholders of each Forum Series after its reorganization.
     o As a result of the transactions contemplated under the Plan, the performance of each Forum Series will reflect the performance of the corresponding Monarch Series.


     Shareholders are being asked to approve the Plan only with respect to the Forum Series in which they own shares. The approval of the Plan by the shareholders of one Forum Series is not contingent on the approval of the Plan by the shareholders of any other Forum Series. If shareholders of a Forum Series approve the Plan, that Forum Series will reorganize into the corresponding Monarch Series regardless of whether shareholders of any other Forum Series vote to approve the Plan.


     The Board believes that the Plan is important and recommends that you read the enclosed materials carefully and then vote FOR the proposal. Please choose one of the following options to vote:

     o BY MAIL: Complete the enclosed proxy card and return it in the postage-paid envelope provided.
     o    BY TELEPHONE: Call the Toll-Free number on your proxy card.
     o    IN PERSON: Attend the Special Meeting (details enclosed).


     Forum Financial Group, LLC and/or its affiliates (collectively, "FFG") have agreed to pay the audit, legal, and proxy solicitation costs of the transactions contemplated under the Plan. FFG currently provides administrative, transfer agency, fund accounting, and custody services to each Forum Series and each Monarch Series.


--------------------------------------------------------------------------------
WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY TELEPHONE). NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------

     IF YOU HAVE ANY QUESTIONS CONCERNING THE PROXY STATEMENT/ PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT FORUM SHAREHOLDER SERVICES, LLC AT (800) 943-6786.

                                                Very truly yours,

                                                /s/ JOHN Y. KEFFER
                                                --------------------------------
                                                John Y. Keffer
                                                President and Chairman of
                                                the Board of Trustees

                                   FORUM FUNDS

                     DAILY ASSETS TREASURY OBLIGATIONS FUND
                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
                             DAILY ASSETS CASH FUND

                               Two Portland Square
                              Portland, Maine 04101

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                 APRIL 25, 2003


To the Shareholders:


     A special meeting of shareholders of Daily Assets Treasury Obligations Fund ("Forum Treasury Fund"), Daily Assets Government Obligations Fund ("Forum Government Fund"), and Daily Assets Cash Fund ("Forum Cash Fund"), each a series of Forum Funds ("Forum"), will be held at the offices of Forum Financial Group, LLC, Two Portland Square, Second Floor Conference Room, Portland, Maine 04101, on May 28, 2003 at 10:00 a.m. (Eastern time) to consider the following:

     1. A proposal to approve an Agreement and Plan of Reorganization between Forum, on behalf of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund (each a "Forum Series"), and Monarch Funds ("Monarch"), another registered investment company, on behalf of its series, Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund (the "Plan"). Under the Plan, each of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund will transfer its assets to Daily Assets Treasury Fund ("Monarch Treasury Fund"), Daily Assets Government Fund ("Monarch Government Fund"), and Daily Assets Cash Fund ("Monarch Cash Fund") (each a "Monarch
          Series"), respectively, in exchange solely for shares of that corresponding Monarch Series and the corresponding Monarch Series' assumption of the applicable Forum Series' liabilities. The Plan further provides that each Forum Series will then distribute the shares received from the Monarch Series proportionately to its shareholders and terminate. Each Forum Series' shareholder holding Institutional, Institutional Service, and Investor Shares will receive Universal, Institutional Service, and Investor Shares, respectively, of the corresponding Monarch Series; and


     2.   Any other business that properly comes before the meeting.


     Each Forum Series and the corresponding Monarch Series invest substantially all of their assets in the same portfolio of Core Trust (Delaware) ("Core Trust"), another registered investment company. After the Plan is consummated, each Monarch Series will redeem its investment in Core Trust and invest directly in portfolio securities.

     The approval of the Plan by shareholders of one Forum Series is not contingent on the approval of the Plan by the shareholders of any other Forum Series. If shareholders of a Forum Series approve the Plan, that Forum Series will reorganize into the corresponding Monarch Series regardless of whether shareholders of any other Forum Series vote to approve the Plan.

     Enclosed with this notice is a Proxy Statement/Prospectus, which includes information relevant to the proposed transactions. A form of the Plan is attached as Exhibit A to the Proxy Statement/Prospectus.

     Shareholders of record of each Forum Series as of the close of business on April 16, 2003 are entitled to vote at the meeting and at any postponement or adjournment thereof. This notice and related Proxy Statement/Prospectus are first being mailed to shareholders of each Forum Series on or about April 28, 2003. This Proxy is being solicited by Forum's Board of Trustees.

--------------------------------------------------------------------------------
WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE, AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY TELEPHONE). NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------

IF YOU HAVE ANY QUESTIONS CONCERNING THE PROXY STATEMENT/ PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT FORUM SHAREHOLDER SERVICES, LLC AT (800) 943-6786.

                                        By Order of the Board of Trustees,

                                        /s/ LESLIE K. KLENK
                                        ----------------------------------------
                                        Leslie K. Klenk
                                        Secretary
                                        Forum Funds

               YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWNED ON THE RECORD DATE.

                           PROXY STATEMENT/PROSPECTUS

                                 APRIL 25, 2003


                          Acquisition of the Assets of
         DAILY ASSETS TREASURY OBLIGATIONS FUND ("FORUM TREASURY FUND")
       DAILY ASSETS GOVERNMENT OBLIGATIONS FUND ("FORUM GOVERNMENT FUND")
                   DAILY ASSETS CASH FUND ("FORUM CASH FUND")

                                each a series of

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (800) 943-6786

                   By and In Exchange for Shares of Beneficial
                                   Interest of

              DAILY ASSETS TREASURY FUND ("MONARCH TREASURY FUND")
            DAILY ASSETS GOVERNMENT FUND ("MONARCH GOVERNMENT FUND")
                  DAILY ASSETS CASH FUND ("MONARCH CASH FUND"),
                                  respectively

                                each a series of

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (800) 754-8757


     On February 11, 2003, the Board of Trustees of Forum Funds ("Forum"), a registered open-end investment company, unanimously approved the Agreement and Plan of Reorganization between Forum Funds, on behalf of its money market series, Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund, and Monarch Funds ("Monarch"), another registered open-end investment company, on behalf of its money market series, Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund (the "Plan").

     Under the Plan, each of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund (each a "Forum Series") will transfer its assets to Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund, respectively (each a "Monarch Series"), in exchange solely for shares of that corresponding Monarch Series and the corresponding Monarch Series' assumption of the applicable Forum Series' liabilities. The Plan further provides that each Forum Series will then distribute the shares received from the Monarch Series proportionately to its shareholders and terminate. Each Forum Series' shareholder holding Institutional, Institutional Service, and Investor Shares will receive Universal, Institutional Service, and Investor Shares, respectively, of the corresponding Monarch Series.

     Each Forum Series and the corresponding Monarch Series invest substantially all of their assets in the same portfolio of Core Trust (Delaware) ("Core Trust"), another registered investment company. After the Plan is consummated, each Monarch Series will redeem its investment in Core Trust and invest directly in portfolio securities.


     Please read the Proxy Statement/Prospectus carefully and retain it for future reference. The Proxy Statement/Prospectus sets forth concisely the information that you should know before investing in a Monarch Series. A Statement of Additional Information dated April 25, 2003 containing additional information about the Plan and the transactions contemplated thereunder has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus. The Statement of Additional Information to this Proxy Statement/Prospectus is available upon request, without charge, by writing or calling:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 943-6786

     Copies of the Prospectuses for Universal, Institutional Service, and Investor Shares of each Monarch Series, dated April 23, 2003, accompany this Proxy Statement/Prospectus and are incorporated by reference into, and are legally part of, this Proxy Statement/Prospectus. Copies of the related Statement of Additional Information dated April 23, 2003 as well as the Annual Report dated August 31, 2002 for each Monarch Series are available upon request without charge by writing or calling:

                        Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (800) 754-8757

     Copies of the Prospectuses for Institutional, Institutional Service, and Investor Shares for each Forum Series, dated December 31, 2002 are incorporated by reference into, and are legally part of, this Proxy Statement/Prospectus. Copies of the related Statement of Additional Information dated December 31, 2002 as well as the Annual Report dated August 31, 2002 for each Forum Series are available upon request without charge by writing or calling:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 943-6786

     Shareholders may also view or obtain copies of this Proxy Statement/Prospectus, the materials incorporated by reference herein or additional information regarding a Forum Series or a Monarch Series from the SEC's Website, HTTP://WWW.SEC.GOV.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FORUM SERIES OR A MONARCH SERIES IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. AN INVESTMENT IN A FORUM SERIES AND A MONARCH SERIES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS


SUMMARY......................................................................1
  The Proposed Agreement and Plan of Reorganization..........................1
  Comparison of Fees.........................................................2
  Comparison of Investment Objectives and Principal Investment Strategies....5
  Comparison of Investment Advisory Services and Fees........................7
  Comparison of Other Service Providers......................................8
  Comparison of Multiple Class Structure.....................................8
  Comparison of Purchase, Redemption, and Exchange Privileges................9
  Comparison of Distribution Policies........................................11
  Comparison of Distribution and Shareholder Servicing Fees..................11
  Comparison of Net Asset Value Calculation Procedures.......................12
  Tax Matters Relating to the Reorganizations................................13
INVESTMENT RISKS.............................................................13
INFORMATION ABOUT THE PLAN...................................................14
  General Description of the Plan............................................14
  Securities to be Issued....................................................15
  Reasons for the Reorganizations............................................16
TAXATION.....................................................................17
  Tax Consequences of Distributions..........................................18
  Tax Consequences of the Reorganizations....................................18
CAPITALIZATION...............................................................19

VOTING INFORMATION...........................................................20

  Instructions for Signing Proxy Cards.......................................22
  Information Regarding Shares of each Forum Series Outstanding..............22
  Information Regarding Shares of each Monarch Series Outstanding............23
ADDITIONAL INFORMATION.......................................................24
  Legal Matters..............................................................24
  Experts....................................................................24
  Information Filed with the Securities and Exchange Commission..............24

EXHIBIT A:  Form of Agreement and Plan of Reorganization.....................A-1

EXHIBIT B:  Financial Highlights - Forum Treasury Fund,
            Forum Government Fund and Forum Cash Fund........................B-1
EXHIBIT C:  Financial Highlights - Monarch Treasury Fund,
            Monarch Government Fund and Monarch Cash Fund....................C-1

                                     SUMMARY


     This section summarizes the important terms of the proposed Plan between Forum, on behalf of each Forum Series, and Monarch, on behalf of each Monarch Series (the "Plan"). This section also summarizes certain information regarding each Forum Series as well as each Monarch Series. As discussed below, Forum's Board of Trustees (the "Board") believes that the Plan is in the best interests of the shareholders of each Forum Series.


     The information set forth in this section is only a summary of, and is qualified in its entirety by the information contained elsewhere in this Proxy Statement/Prospectus or in the documents incorporated by reference herein.


     For a detailed discussion of the topics discussed in this Summary regarding the Monarch Series, see the Prospectuses for Universal, Institutional Service and Investor Shares of each Monarch Series, each dated April 23, 2003, and the Statement of Additional Information to this Proxy Statement/Prospectus dated April 25, 2003, each of which is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus. For a detailed discussion of the topics discussed in this Summary regarding each Forum Series, see the Prospectuses for Institutional, Institutional Service and Investor Shares of each Forum Series, each dated December 31, 2002, and the Statement of Additional Information to this Proxy Statement/Prospectus dated April 25, 2003, each of which is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus.


THE PROPOSED AGREEMENT AND PLAN OF REORGANIZATION

     On February 11, 2003, the Board unanimously voted to approve the Plan with respect to each Forum Series.


     Under the Plan, each of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund will: (1) transfer its assets to Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund, respectively, in exchange solely for shares of that corresponding Monarch Series and the corresponding Monarch Series' assumption of the applicable Forum Series' liabilities; and (2) each Forum Series will then distribute the shares received from the Monarch Series proportionately to its shareholders and terminate (each a "Reorganization," collectively, the "Reorganizations"). The Plan further provides that each Forum Series' shareholder holding Institutional, Institutional Service, and Investor Shares will receive Universal, Institutional Services, and Investor Shares, respectively, of the corresponding Monarch Series. The Reorganization of a Forum Series will occur as of the effective date designated in the Plan or at a later date as agreed upon by the Board and the Monarch Board of Trustees ("Monarch Board") and only after the Plan is approved by the shareholders of that Forum Series and all contingencies under the Plan are satisfied.

     The Plan is the second stage of a larger transaction to consolidate the money market fund series of Forum, Core Trust, and Monarch (collectively, the "Money Fund Assets") in order to take advantage of economies of scale and operational efficiencies that would result from the combination of the Money Fund Assets into one registrant. The first stage involved the reorganization of Monarch from a Delaware business trust into a Massachusetts business trust on April 23, 2003. The final stage involves the redemption of each Monarch Series' investment in Core Trust after consummation of the Reorganizations.

     For the reasons set forth in the section entitled "Information about the Plan - Reasons for the Reorganizations," the Board, including the Trustees who are not "interested persons," as that term is defined in the Section 2(a)(19) of Investment Company Act of 1940, as amended (the "Independent Trustees"), unanimously approved the Plan, concluded that the transactions contemplated by the Plan with respect to each Forum Series were in the best interests of the shareholders of the Forum Series, and recommended that you approve the Plan with respect to the Forum Series in which you own shares. The Board, including the Independent Trustees, also unanimously concluded that the interests of a Forum Series' shareholders will not be diluted as a result of its Reorganization. The Board considered a variety of different factors prior to forming these conclusions including: (1) the similarities of the investment objective and investment policies of each Forum Series and the corresponding Monarch Series;
(2) the expenses of each Forum Series and the corresponding Monarch Series; (3) the tax-free nature of each Reorganization; and (4) the fact that Forum Financial Group, LLC and/or its affiliates (collectively, "FFG") have agreed to pay all audit, legal, and proxy solicitation costs associated with the Reorganizations.


COMPARISON OF FEES


     Like all mutual funds, each Forum Series and Monarch Series incur certain expenses in their operations and, as a shareholder, you pay these expenses indirectly. The following tables compare the various fees and expenses that a shareholder incurred from an investment in each Forum Series and each corresponding Monarch Series as of the fiscal year ended August 31, 2002 and the Pro Forma expenses of the Monarch Series, as of August 31, 2002, assuming the Reorganizations are approved. For the Reorganizations of Forum Government Fund and Forum Cash Fund, only Pro-Forma expense information is provided for Institutional Service Shares of each Monarch Series as that class will not have any assets prior to the applicable Reorganization.

                    FORUM TREASURY FUND/MONARCH TREASURY FUND

--------------------------------------- --------------------- ---------------------- ----------------------
                                                                                       PRO FORMA MONARCH
                                           FORUM TREASURY            MONARCH             TREASURY FUND
                                              FUND(1)           TREASURY FUND(2)         (COMBINED)(3)
                                        --------------------- ---------------------- ----------------------

                                           INSTITUTIONAL           UNIVERSAL                UNIVERSAL
                                               SHARES                SHARES                  SHARES
--------------------------------------- --------------------- ---------------------- ----------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------- --------------------- ---------------------- ----------------------
Management Fees                                0.13%                  0.14%                  0.14%
--------------------------------------- --------------------- ---------------------- ----------------------
Distribution (12b-1) Fees                       None                  None                   None
--------------------------------------- --------------------- ---------------------- ----------------------
Other Expenses                                 0.16%                  8.63%                  0.11%
--------------------------------------- --------------------- ---------------------- ----------------------
TOTAL ANNUAL FUND OPERATING EXPENSES         0.29% (4)              8.77% (5)(6)            0.25%(5)
--------------------------------------- --------------------- ---------------------- ----------------------



                                       2



----------------------------------------- ---------------------- ----------------------- -----------------------
                                                                                           PRO FORMA MONARCH
                                             FORUM TREASURY        MONARCH TREASURY          TREASURY FUND
                                                FUND (1)                FUND(2)              (COMBINED)(3)
----------------------------------------- ---------------------- ----------------------- -----------------------

                                              INSTITUTIONAL          INSTITUTIONAL       INSTITUTIONAL SERVICE
                                             SERVICE SHARES          SERVICE SHARES              SHARES
----------------------------------------- ---------------------- ----------------------- -----------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------- ---------------------- ----------------------- -----------------------
Management Fees                                   0.13%                  0.14%                   0.14%
----------------------------------------- ---------------------- ----------------------- -----------------------
Distribution (12b-1) Fees                         None                    None                    None
----------------------------------------- ---------------------- ----------------------- -----------------------
Other Expenses                                    0.58%                  0.48%                   0.37%
----------------------------------------- ---------------------- ----------------------- -----------------------
TOTAL ANNUAL FUND OPERATING EXPENSES            0.71%(4)               0.62% (5)                0.51%(5)
----------------------------------------- ---------------------- ----------------------- -----------------------

(1) Based on amounts incurred during Forum Treasury Fund's fiscal year ended August 31, 2002 stated as a percentage of the average daily net assets.
(2) Based on amounts incurred during Monarch Treasury Fund's fiscal year ended August 31, 2002 stated as a percentage of the average daily net assets.

(3) Pro Forma amounts based on combined net assets of Forum Treasury Fund and Monarch Treasury Fund as if the Reorganization had occurred on August 31, 2002.
(4) Certain service providers of Forum Treasury Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Institutional Shares and Institutional Service Shares to 0.20% and 0.45%, respectively, of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.
(5) Certain service providers of Monarch Treasury Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Universal Shares and Institutional Service Shares to 0.20% and 0.45%, respectively, of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.
(6)  Total expenses are high due to minimal assets of the class.

                  FORUM GOVERNMENT FUND/MONARCH GOVERNMENT FUND


--------------------------------------------- -------------------------- ------------------------- -------------------------
                                                                                                           PRO FORMA
                                                         FORUM                    MONARCH           MONARCH GOVERNMENT FUND
                                                  GOVERNMENT FUND(1)         GOVERNMENT FUND(2)          (COMBINED)(3)
--------------------------------------------- -------------------------- ------------------------- -------------------------
                                                     INSTITUTIONAL               UNIVERSAL                 UNIVERSAL
                                                        SHARES                     SHARES                   SHARES
--------------------------------------------- -------------------------- ------------------------- -------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
DEDUCTED FROM FUND ASSETS)
--------------------------------------------- -------------------------- ------------------------- -------------------------
Management Fees                                          0.13%                     0.14%                     0.14%
--------------------------------------------- -------------------------- ------------------------- -------------------------
Distribution (12b-1) Fees                                None                       None                     None
--------------------------------------------- -------------------------- ------------------------- -------------------------
Other Expenses                                           0.19%                     0.11%                     0.11%
--------------------------------------------- -------------------------- ------------------------- -------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.32%(4)                   0.25%(5)                 0.25%(6)
--------------------------------------------- -------------------------- ------------------------- -------------------------

--------------------------------------------- -------------------------- -------------------------
                                                                             PRO FORMA MONARCH
                                                  FORUM GOVERNMENT            GOVERNMENT FUND
                                                       FUND(1)                   (COMBINED) (3
--------------------------------------------- -------------------------- -------------------------
                                              INSTITUTIONAL SERVICE      INSTITUTIONAL SERVICE
                                                       SHARES                     SHARES
--------------------------------------------- -------------------------- -------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
DEDUCTED FROM FUND ASSETS)
--------------------------------------------- -------------------------- -------------------------
Management Fees                                         0.13%                     0.14%
--------------------------------------------- -------------------------- -------------------------
Distribution (12b-1) Fees                               None                       None
--------------------------------------------- -------------------------- -------------------------
Other Expenses                                          0.49%                     0.36%
--------------------------------------------- -------------------------- -------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.62%(4)                   0.50%(6)

--------------------------------------------- -------------------------- -------------------------

--------------------------------------------- -------------------------- ------------------------- -------------------------

                                                                                                        PRO FORMA MONARCH
                                                        FORUM                     MONARCH                GOVERNMENT FUND
                                                   GOVERNMENT FUND(1)        GOVERNMENT FUND(2)          (COMBINED)(3)
--------------------------------------------- -------------------------- ------------------------- -------------------------
                                              Investor                          INVESTOR           Investor
                                              Shares                     Shares                    Shares

--------------------------------------------- -------------------------- ------------------------- -------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES
DEDUCTED FROM FUND ASSETS)
--------------------------------------------- -------------------------- ------------------------- -------------------------
Management Fees                                         0.13%                     0.14%                     0.14%
--------------------------------------------- -------------------------- ------------------------- -------------------------
Distribution (12b-1) Fees                               0.30%                     0.25%                     0.25%
--------------------------------------------- -------------------------- ------------------------- -------------------------
Other Expenses                                          4.05%                     0.46%                     0.46%
--------------------------------------------- -------------------------- ------------------------- -------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  4.48%(4)(7)                 0.85%                    0.85%(6)
--------------------------------------------- -------------------------- ------------------------- -------------------------

(1) Based on amounts incurred during Forum Government Fund's fiscal year ended August 31, 2002 stated as a percentage of the average daily net assets.
(2) Based on amounts incurred during Monarch Government Fund's fiscal year ended August 31, 2002 stated as a percentage of the average daily net assets.
(3) Pro Forma amounts based on combined net assets of Forum Government Fund and Monarch Government Fund as if the Reorganization had occurred on August 31, 2002. As of August 31, 2002, Institutional Service Shares of Monarch Government Fund had not commenced operations.

(4) Certain service providers of Forum Government Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Institutional, Institutional Service, and Investor Shares to 0.20%, 0.45%, and 0.90%, respectively, of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

(5) Certain service providers of Monarch Government Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Universal, Shares to 0.21% of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.
(6) Certain service providers of Monarch Government Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Universal,
     Institutional Service, and Investor Shares to 0.20%, 0.45%, and 0.85%, respectively, of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.
(7)  Total expenses are high due to minimal assets of the class.

                        FORUM CASH FUND/MONARCH CASH FUND

--------------------------------------------- -------------------------- ------------------------- -------------------------
                                                                                                           PRO FORMA
                                                        FORUM                     MONARCH              MONARCH CASH FUND
                                                     CASH FUND(1)              CASH FUND(2)              (COMBINED)(3)
                                              -------------------------- ------------------------- -------------------------
                                                    INSTITUTIONAL                UNIVERSAL                 UNIVERSAL
                                                        SHARES                    SHARES                     SHARES
--------------------------------------------- -------------------------- ------------------------- -------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
DEDUCTED FROM FUND ASSETS)
--------------------------------------------- -------------------------- ------------------------- -------------------------
Management Fees                                         0.13%                      0.14%                     0.14%
--------------------------------------------- -------------------------- ------------------------- -------------------------
Distribution (12b-1) Fees                                None                      None                       None
--------------------------------------------- -------------------------- ------------------------- -------------------------
Other Expenses                                          0.18%                      0.11%                     0.10%
--------------------------------------------- -------------------------- ------------------------- -------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.31%(4)                  0.25%(5)                   0.24%(6)
--------------------------------------------- -------------------------- ------------------------- -------------------------

--------------------------------------------- -------------------------- -------------------------
                                                                                PRO FORMA
                                                         FORUM               MONARCH CASH FUND
                                                     CASH FUND(1)               (COMBINED)(3)

--------------------------------------------- -------------------------- -------------------------

                                                 INSTITUTIONAL SERVICE     INSTITUTIONAL SERVICE
                                              Shares                     Shares
--------------------------------------------- -------------------------- -------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
DEDUCTED FROM FUND ASSETS)
--------------------------------------------- -------------------------- -------------------------
Management Fees                                         0.13%                     0.14%
--------------------------------------------- -------------------------- -------------------------
Distribution (12b-1) Fees                               None                       None
--------------------------------------------- -------------------------- -------------------------
Other Expenses                                          0.50%                     0.35%
--------------------------------------------- -------------------------- -------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.63%(4)                   0.49%(6)

--------------------------------------------- -------------------------- -------------------------

---------------------------------------------- ------------------------- ------------------------- --------------------------

                                                                                                           PRO FORMA
                                                         FORUM                    MONARCH              MONARCH CASH FUND
                                                       CASH FUND(1)              CASH FUND(2)              (COMBINED)(3)
---------------------------------------------- ------------------------- ------------------------- --------------------------
                                                      INVESTOR                    INVESTOR                   INVESTOR
                                                       SHARES                    SHARES                       SHARES
---------------------------------------------- ------------------------- ------------------------- --------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
DEDUCTED FROM FUND ASSETS)

---------------------------------------------- ------------------------- ------------------------- --------------------------
Management Fees                                         0.13%                     0.14%                      0.14%
---------------------------------------------- ------------------------- ------------------------- --------------------------
Distribution (12b-1) Fees                               0.30%                     0.25%                      0.25%
---------------------------------------------- ------------------------- ------------------------- --------------------------
Other Expenses                                          3.38%                     0.44%                      0.45%
---------------------------------------------- ------------------------- ------------------------- --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                   3.81%(4)(7)                0.83%                     0.84%(6)
---------------------------------------------- ------------------------- ------------------------- --------------------------

(1) Based on amounts incurred during Forum Cash Fund's fiscal year ended August 31, 2002 stated as a percentage of the average daily net assets.

(2) Based on amounts incurred during Monarch Cash Fund's fiscal year ended August 31, 2002 stated as a percentage of the average daily net assets.
(3) Pro Forma amounts based on combined net assets of the Forum Cash Fund and Monarch Cash Fund as if the Reorganization had occurred on August 31, 2002. As of August 31, 2002, Institutional Service Shares of Monarch Cash Fund had not commenced operations.
(4) Certain service providers of Forum Cash Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Institutional, Institutional Service, and Investor Shares to 0.20%, 0.45%, and 0.90%, respectively, of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.
(5) Certain service providers of Monarch Cash Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Universal Shares to 0.21% of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.
(6) Certain service providers of Monarch Cash Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Universal, and Institutional Service 0.20% and 0.45%, respectively, of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.
(7)  Total expenses are high due to minimal assets of the class.


EXAMPLE OF EFFECT ON FUND EXPENSES


     The following is a hypothetical example intended to help you compare the cost of investing in each Forum Series with the costs of investing in the corresponding Monarch Series after their Reorganization. This example assumes that you invest $10,000 in a specified fund and class for the time periods indicated and then redeems all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual rate of return, that the Total Annual Fund Operating Expenses of the specified fund and class remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                    FORUM TREASURY FUND/MONARCH TREASURY FUND

---------------- -------------------- -------------------- -------------------- -------------------- --------------------

                        FORUM               MONARCH             PRO FORMA              FORUM              PRO FORMA
                      TREASURY             TREASURY         MONARCH TREASURY         TREASURY              MONARCH
                        FUND                 FUND                 FUND                 FUND             TREASURY FUND
                 -------------------- -------------------- -------------------- -------------------- --------------------
                                                                                   INSTITUTIONAL        INSTITUTIONAL
                    INSTITUTIONAL          UNIVERSAL            UNIVERSAL             SERVICE              SERVICE
                       SHARES               SHARES               SHARES               SHARES               SHARES

---------------- -------------------- -------------------- -------------------- -------------------- --------------------

1 Year                   $30                  $860                 $26                  $73                  $52
---------------- -------------------- -------------------- -------------------- -------------------- --------------------
3 Years                  $93                $2,485                 $80                 $227                 $164
---------------- -------------------- -------------------- -------------------- -------------------- --------------------
5 Years                  $163               $3,990                $141                 $395                 $285
---------------- -------------------- -------------------- -------------------- -------------------- --------------------
10 Years                 $368               $7,282                $318                 $883                 $640
---------------- -------------------- -------------------- -------------------- -------------------- --------------------

                  FORUM GOVERNMENT FUND/MONARCH GOVERNMENT FUND

---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
                                               PRO FORMA                   PRO FORMA                                 PRO FORMA
                     FORUM        MONARCH       MONARCH        FORUM        MONARCH        FORUM        MONARCH       MONARCH
                   GOVERNMENT    GOVERNMENT   GOVERNMENT    GOVERNMENT     GOVERNMENT    GOVERNMENT    GOVERNMENT    GOVERNMENT
                      FUND          FUND         FUND          FUND           FUND          FUND          FUND          FUND
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
                                                           INSTITUTIONAL INSTITUTIONAL
                 INSTITUTIONAL   UNIVERSAL    UNIVERSAL       SERVICE       SERVICE       INVESTOR      INVESTOR      INVESTOR
                     SHARES        SHARES       SHARES         SHARES        SHARES        SHARES        SHARES        SHARES
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
1 Year                $33           $26           $26           $63           $51           $449          $87           $87
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
3 Years               $103          $80           $80          $199           $160         $1,355         $271          $271
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
5 Years               $180          $141         $141          $346           $280         $2,269         $471          $471
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
10 Years              $406          $318         $318          $774           $628         $4,598        $1,049        $1,049
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------

                        FORUM CASH FUND/MONARCH CASH FUND

---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
                                              PRO FORMA                   PRO FORMA                                 PRO FORMA
                    FORUM        MONARCH       MONARCH        FORUM        MONARCH        FORUM        MONARCH       MONARCH
                  CASH FUND     CASH FUND     CASH FUND     CASH FUND     CASH FUND     CASH FUND     CASH FUND     CASH FUND
                 ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
                                                           INSTITUTIONAL INSTITUTIONAL
                 INSTITUTIONAL  UNIVERSAL     UNIVERSAL      SERVICE       SERVICE       INVESTOR      INVESTOR      INVESTOR
                    SHARES        SHARES        SHARES        SHARES        SHARES        SHARES        SHARES        SHARES
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
1 Year               $32           $26           $25           $64           $50           $383          $85           $86
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
3 Years              $100          $80           $77           $202          $157         $1,164         $265          $268
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
5 Years              $174          $141          $135          $351          $274         $1,962         $460          $466
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
10 Years             $393          $318          $306          $786          $616         $4,045        $1,025        $1,037
---------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The investment objective of each Forum Series and its corresponding Monarch Series is the same - to provide high current income to the extent consistent with preservation of capital and the maintenance of liquidity.

     Each Forum Series and its corresponding Monarch Series seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of their assets in the same portfolio of Core Trust (each a "Portfolio," collectively, the "Portfolios") pursuant to a Core and Gateway(R) structure. Each Portfolio (1) invests in a diversified portfolio of money market securities which are high credit quality, short-term, U.S. dollar denominated debt securities ("Money Market Securities"); (2) invests in securities with remaining maturities of 397 days or less; and (3) maintains a dollar weighted average maturity of its investments of 90 days or less.


     The investment policies of each Forum Series and its corresponding Monarch Series and the Portfolio in which they invest are the same and are summarized in the following table:

------------------------------------------------------ ----------------------------------------------------
FUND/PORTFOLIO                                         PRIMARY INVESTMENTS
------------------------------------------------------ ----------------------------------------------------
Forum Treasury Fund                                    At least 80% of net assets  invested in  securities
Monarch Treasury Fund                                  issued   or   guaranteed   by  the  U.S.   Treasury
Treasury Cash Portfolio                                ("Treasury  Securities") and Repurchase  agreements
                                                       backed   by   Treasury    Securities.    Repurchase
                                                       agreements  are  transactions  in which  securities
                                                       are  purchased and  simultaneously  committed to be
                                                       resold to another party at an agreed-upon  date and
                                                       at a price  reflecting  a market  rate of  interest
                                                       ("Repurchase Agreements").
------------------------------------------------------ ----------------------------------------------------
Forum Government Fund                                  At least 80% of net assets in securities  issued or
Monarch Government Fund                                guaranteed  by the U.S.  Government,  its agencies,
Government Cash Portfolio                              or instrumentalities  ("Government Securities") and
                                                       Repurchase    Agreements   backed   by   Government
                                                       Securities.
------------------------------------------------------ ----------------------------------------------------
Forum Cash Fund                                        Invests  in  a  broad   spectrum  of  Money  Market
Monarch Cash Fund                                      Securities including:
Cash Portfolio                                         o    Securities issued by financial
                                                            institutions, such as certificates of
                                                            deposit, bankers' acceptances and time
                                                            deposits
                                                       o    Securities issued by domestic companies,
                                                            such as commercial paper
                                                       o    Government Securities
                                                       o    Repurchase Agreements

------------------------------------------------------ ----------------------------------------------------

     Immediately after each Reorganization, each Monarch Series will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the Portfolio in which it is invested. Thereafter, Forum Investment Advisors, LLC ("FIA"), each Portfolio's investment adviser, will manage each Monarch Series directly. Each Monarch Series will thereafter be managed in the same manner as the corresponding Portfolio as set forth in the above table. Each Monarch Series, like its corresponding Portfolio, will also continue to invest in Money Market Securities with maturities of 397 days or less and will maintain a dollar weighted average maturity of its investments of 90 days or less.

     FIA'S INVESTMENT PROCESS. FIA continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for a Portfolio's investments. FIA searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security. FIA will continue to utilize the same investment process with respect to each Monarch Series after each Monarch Series redeems its interest in Core Trust immediately after the Reorganizations.

     FIA may sell a Money Market Security held by a Portfolio if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio or a Monarch Series;
     o    The security subsequently fails to meet FIA's investment criteria; or
     o    Funds are needed for another purpose.

     FIA will follow the same process to sell securities on behalf of each Monarch Series after each Monarch Fund redeems its interest in Core Trust immediately after the Reorganizations.

COMPARISON OF INVESTMENT ADVISORY SERVICES AND FEES


     Each Forum Series and its corresponding Monarch Series invests in the same Portfolio. FIA is the investment adviser for each Portfolio and is located at Two Portland Square, Portland, Maine 04101. FIA is a privately owned company controlled by John Y. Keffer, the chairman of Forum and of Monarch. In addition to the Portfolios, FIA manages one other money market fund, one taxable bond fund, and three tax-free bond funds.


     Since their inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of the Portfolios. Mr. Fischer has over 25 years of experience in the money market industry.

     No Forum Series or Monarch Series incurs investment advisory fees directly. Rather, each Forum Series and its corresponding Monarch Series pay their pro-rata share of the investment advisory fee of the Portfolio in which they invest. Under an Investment Advisory Agreement with Core Trust (the "Core Advisory Agreement"), FIA is entitled to receive the following annual fee from the Portfolios:

------------------------------------------------------ -------------------------------------------------------
                                                                         FEE AS A % OF THE
                                                                  ANNUAL AVERAGE DAILY NET ASSETS
                     PORTFOLIOS                                      OF THE PORTFOLIOS COMBINED
------------------------------------------------------ -------------------------------------------------------
              Treasury Cash Portfolio,                      0.06% for the first $200 million in assets,
                 Cash Portfolio and                          0.04% of the next $300 million in assets,
              Government Cash Portfolio                          and 0.03% of the remaining assets.
------------------------------------------------------ -------------------------------------------------------

     For the fiscal year ended August 31, 2002, the aggregate advisory fee paid to FIA from each Portfolio, as a percentage of its average net assets, was:

------------------------------------- ----------------------- ------------------------ -----------------------
                                          TREASURY CASH           GOVERNMENT CASH               CASH
             PORTFOLIO                      PORTFOLIO                PORTFOLIO               PORTFOLIO
------------------------------------- ----------------------- ------------------------ -----------------------
            Advisory Fee                      0.03%                    0.03%                   0.03%
------------------------------------- ----------------------- ------------------------ -----------------------

     Immediately after each Reorganization, each Monarch Series will withdraw its investment in its corresponding Portfolio and FIA, through Mr. Fischer, will manage the Monarch Series directly under an Investment Advisory Agreement with Monarch (the "Monarch Advisory Agreement"). The Monarch Advisory Agreement will be substantially similar to the Core Advisory Agreement and FIA will receive the same advisory fee from the Monarch Series, as it did from the Portfolios.

COMPARISON OF OTHER SERVICE PROVIDERS


     The following FFG affiliates  serve as service  providers to both Forum and
Monarch:   (1)  Forum   Administrative   Services,   LLC   ("FAdS")   serves  as
administrator; (2) Forum Fund Services, LLC ("FFS") serves as principal underwriter; (3) Forum Shareholder Services, LLC ("FSS") serves as transfer agent; (4) Forum Accounting Services, LLC serves as fund accountant; and (5) Forum Trust, LLC serves as custodian (collectively, the "Forum Companies"). Each of the Forum Companies is an indirect wholly owned subsidiary of FFG and is controlled by John Y. Keffer, the Chairman and President of Forum and Monarch.


     FFG is indirectly controlled by John Y. Keffer. FFG and Mr. Keffer stand to benefit financially from each Reorganization in that the consolidation of the Money Market Assets into one registrant is expected to provide certain economies of scale that will effectively decrease the level of fee waivers required of FFG to maintain the net expenses of each Monarch Series at pre-Reorganization levels. Fee waivers are voluntary and may be reduced or eliminated at any time.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     Each Monarch Series offers five (5) share classes - Preferred, Universal, Institutional, Institutional Service and Investor Shares. Each Forum Series offers three (3) share classes - Institutional, Institutional Service, and Investor Shares except Forum Treasury Fund which offers (2) share classes - Institutional and Institutional Service Shares.

     The following classes of each Forum Series will reorganize with and into the below referenced classes of the corresponding Monarch Series:

---------------------------------------------------------- -------------------------------------------------------
FORUM SERIES/CLASS                                         MONARCH SERIES/CLASS
---------------------------------------------------------- -------------------------------------------------------
Forum Treasury Fund                                        Monarch Treasury Fund
---------------------------------------------------------- -------------------------------------------------------
    Institutional Shares                                       Universal Shares
---------------------------------------------------------- -------------------------------------------------------
    Institutional Service Shares                               Institutional Service Shares
---------------------------------------------------------- -------------------------------------------------------
Forum Government Fund                                      Monarch Government Fund
---------------------------------------------------------- -------------------------------------------------------
    Institutional Shares                                       Universal Shares
---------------------------------------------------------- -------------------------------------------------------
    Institutional Service Shares                               Institutional Service Shares
---------------------------------------------------------- -------------------------------------------------------
    Investor Shares                                            Investor Shares
---------------------------------------------------------- -------------------------------------------------------
Forum Cash Fund                                            Monarch Cash Fund
---------------------------------------------------------- -------------------------------------------------------
    Institutional Shares                                       Universal Shares
---------------------------------------------------------- -------------------------------------------------------
    Institutional Service Shares                               Institutional Service Shares
---------------------------------------------------------- -------------------------------------------------------
    Investor Shares                                            Investor Shares
---------------------------------------------------------- -------------------------------------------------------

     Institutional Shares of each Forum Series and Universal Shares of each Monarch Series are available for purchase by institutional investors. Institutional Service Shares of each Forum Series and Monarch Series are available for purchase by banks, trust companies, and certain other financial institutions for their own and customer accounts. Investor Shares of each Forum Series and Monarch Series are available for purchase by retail investors.

     The minimum initial investment for Institutional Shares of each Forum Series and Universal Series of each Monarch Series is $1 million while the minimum initial investment for Institutional Service Shares of each Forum Series and Monarch Series is $100,000. Institutional and Institutional Service Shares of each Forum Series and Institutional Service Shares of each Monarch Series also have a minimum subsequent investment of $250.


     The minimum initial investment and minimum subsequent investment for Investor Shares of each Forum Series and each Monarch Series is as follows:

--------------------------------------------------- -------------------------------- -----------------------------
                                                             MINIMUM INITIAL              MINIMUM SUBSEQUENT
                                                               INVESTMENT                     INVESTMENT
--------------------------------------------------- -------------------------------- -----------------------------
FORUM SERIES
--------------------------------------------------- -------------------------------- -----------------------------
Standard Accounts                                                $10,000                         $500
--------------------------------------------------- -------------------------------- -----------------------------
Traditional and Roth IRA Accounts                                 $2,000                         $250
--------------------------------------------------- -------------------------------- -----------------------------
Accounts with Systematic Investment Plans                           $250                         $250
--------------------------------------------------- -------------------------------- -----------------------------
Exchanges                                                         $2,000                         $250
--------------------------------------------------- -------------------------------- -----------------------------
MONARCH SERIES
--------------------------------------------------- -------------------------------- -----------------------------
Standard Accounts                                                 $5,000                            $0

--------------------------------------------------- -------------------------------- -----------------------------

KEY DIFFERENCES. In contrast to Institutional Shares and Investor Shares of each Forum Series, Universal Shares and Investor Shares of each Monarch Series do not have a minimum subsequent investment requirement. Moreover, the minimum initial investment for purchases of Investor Shares of a Forum Series ranges from $250 to $10,000 depending on the type of account or transaction involved whereas the minimum initial investment for all accounts and/or transaction types for investments in Investor Shares of a Monarch Series is $5,000.

COMPARISON OF PURCHASE, REDEMPTION, AND EXCHANGE PRIVILEGES

     PURCHASE PROCEDURES. Each Forum Series and Monarch Series continuously offers its shares through FFS. You may purchase shares of each Forum Series and Monarch Series by check, wire, ACH payment, systematic investment, or through financial institutions. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Forum Series or Monarch Series may accept purchases made by cash, cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check), or credit card check.

     Purchases of Investor Shares of each Forum Series may also be made through systematic investments. Under a Forum Series' systematic investment plan, you may invest a specified amount of money in the Forum Series once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250. No Monarch Series offers a systematic investment plan with respect to Investor Shares.

     If you purchase shares directly from a Forum Series, you will receive monthly statements and a confirmation of each transaction. If you purchase shares directly from a Monarch Series, you will only receive monthly statements. If you purchase shares of either a Forum Series or a Monarch Series through a financial institution, the policies and fees charged by that institution may be different from those charged by the Forum Series or the Monarch Series.

     Purchases of shares of a Forum Series and a Monarch Series may be made on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Business Day").

     You may purchase shares of a Forum Series or a Monarch Series at the net asset value ("NAV") of each class next calculated after FSS receives your request in proper form. Investments are not accepted or invested by a Forum Series or a Monarch Series during the period before receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds"). Shares of a Forum Series or a Monarch Series become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by FSS as follows:

------------------------------------- -----------------------------------
     ORDER MUST BE RECEIVED BY           PAYMENT MUST BE RECEIVED BY
------------------------------------- -----------------------------------
      2:00 p.m., Eastern time/             4:00 p.m., Eastern time/
      11:00 a.m., Pacific time             1:00 p.m., Pacific time
------------------------------------- -----------------------------------

     KEY DIFFERENCES. Each Forum Series offers a systematic investment plan for investments in Investor Shares while its corresponding Monarch Series does not offer a similar plan with respect to its Investor Shares. Additionally, if you purchase shares directly from a Forum Series, you will receive monthly statements and confirmations of each transaction while if you purchase shares directly from a Monarch Series, you will only receive monthly statements.


     EXCHANGE PROCEDURES. Shareholders of a Forum Series may exchange their Institutional, Institutional Service, and Investor Shares for Institutional, Institutional Service and Investor Shares, respectively, of another Forum Series, or for Institutional, Institutional Service and Investor Shares of Daily Assets Government Fund, another money market series of Forum, or for certain other Forum series.


     Shareholders of a Monarch Series may exchange their Universal, Institutional Service, and Investor Shares for Universal, Institutional Service, and Investor Shares of another Monarch Series. Shareholders of a Monarch Series may also exchange their Institutional Service Shares for Institutional Service Shares of Daily Assets Government Obligations Fund, another Monarch series.


     Not all classes of a Forum Series or a Monarch Series may be available for purchase in every state. Shares of Forum's Daily Assets Government Fund, another series of Forum, and Monarch's Daily Assets Government Obligations Fund also may not be available for purchase in every state. Forum's Daily Assets Government Fund and Monarch's Daily Assets Government Obligations Fund have the same objective and investment policies and Forum's Daily Assets Government Fund is expected to reorganize with and into Monarch's Daily Assets Government Obligations Fund, a newly organized series, prior to August 31, 2003. It is anticipated that Investor Shares and Institutional Shares of Forum's Daily Assets Government Fund will cease operations prior to the reorganization of the fund with and into Monarch's Daily Assets Government Obligations Fund.

     REDEMPTION PROCEDURES. You may redeem shares of a Forum Series and a Monarch Series at the NAV next calculated for the shares after FSS receives your request in proper form. Shares of a Forum Series and a Monarch Series are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by FSS.

     You may redeem shares of a Forum Series or a Monarch Series by mail, wire, or telephone. If FSS receives your wire redemption order with respect to shares of a Forum Series or a Monarch Series after 2:00 p.m., Eastern time/11:00 a.m., Pacific time, FSS will wire proceeds to you on the next Business Day.

     Redemptions of Investor Shares of a Forum Series may also be made through systematic withdrawal. Under a Forum Series systematic withdraw plan, you may redeem a specified amount of money once a month on a specified date. These payments are sent from your shareholder account to a designated bank account by ACH payment. Systematic withdraws must be for at least $250.

     Redemptions of Investor Shares of a Monarch Series may be made by writing checks provided by the Monarch Series against your account balance. Each Monarch Series charges a $10 fee for all checks presented in amounts of less than $500 and deducts this fee directly from your shareholder account.

     KEY DIFFERENCES. In addition to redeeming shares by mail, wire, or by phone, you may redeem Investor Shares of a Forum Series pursuant to systematic withdrawals and you may redeem Investor Shares of a Monarch Series by writing checks provided by the Monarch Series against your account.

COMPARISON OF DISTRIBUTION POLICIES

     Each Forum Series and Monarch Series declares distributions from its net investment income daily and pays those distributions monthly. In addition, each Forum Series and Monarch Series pays capital gain distributions at least annually.

     All distributions of each Forum Series and Monarch Series are reinvested in additional shares unless a shareholder elects to receive distributions in cash.

COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING FEES


     FOrum has adopted a Shareholder Service Plan with respect to Institutional Service Shares and Investor Shares of each Forum Series. Under the Shareholder Service Plan, Forum may pay FAdS a shareholder service fee of up to 0.20% and 0.25%, respectively, of the average daily net assets of Institutional Service
Shares and Investor Shares of each Forum Series. FAdS may pay any or all of these fees to various financial institutions that provide shareholder servicing to their customers who hold Institutional Service Shares and Investor Shares of a Forum Series.

     Similarly, Monarch has adopted a Shareholder Service Agreement with respect to Institutional Service Shares and Investor Shares of each Monarch Series. Under the Shareholder Service Agreement, Monarch may pay FAdS a shareholder service fee of up to 0.20% of the average daily net assets of each of Institutional Service Shares and Investor Shares of each Monarch Series. FAdS may pay any or all of these fees to various financial institutions that provide shareholder servicing to their customers who hold Institutional Service Shares and Investor Shares of a Monarch Series.


     Forum has also adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") under which Forum pays FFS a distribution fee at an annual rate of up to 0.50% of the average daily net assets of the Investor Shares of each Forum Series. The Board's approval of the Distribution Plan was subject to the condition that FFS would not charge a distribution fee at an annual rate of more than 0.30% of the average daily net assets of Investor Shares of a Forum Series without additional Board approval.


     Similarly, Monarch has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act under which Monarch pays FFS a distribution fee at an annual rate of up to 0.25% of the average daily net assets of the Investor Shares of each Monarch Series.


     KEY DIFFERENCES. The shareholder servicing fee authorized under the Monarch Shareholder Service Agreement for Investor Shares of a Monarch Series is 0.05% lower than the shareholder servicing fee authorized under Forum's Shareholder Service Plan for Investor Shares of a Forum Series. Additionally, the distribution fee authorized under the Monarch Distribution Plan for Investor Shares of a Monarch Series is 0.05% lower than the distribution fee authorized by the Board with respect to Forum's Distribution Plan for Investor Shares of a Forum Series.


COMPARISON OF NET ASSET VALUE CALCULATION PROCEDURES

     Each Forum Series and Monarch Series calculates its NAV as of 4:00 p.m., Eastern time/1:00 p.m., Pacific time on each Business Day. The time at which NAV is calculated may be changed in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Forum Series and Monarch Series values securities in its portfolio on an amortized cost basis.


TAX MATTERS RELATING TO THE REORGANIZATIONS

     Forum and Monarch will receive an opinion from Kirkpatrick & Lockhart LLP, counsel to Monarch and its Independent Trustees, to the effect that each Reorganization will qualify as a tax-free reorganization within the meaning of
Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). Consequently, no gain or loss will be recognized for federal income tax purposes by a Forum Series, the corresponding Monarch Series, or their respective shareholders as a result of a Reorganization. There is additional information about the federal income tax consequences of the Reorganizations under "Taxation."

                                INVESTMENT RISKS

     An investment in a Forum Series or a Monarch Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Forum Series and Monarch Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Forum Series or Monarch Series. There is also no assurance that any Forum Series or Monarch Series will achieve its investment objective. An investment in a Forum Series or a Monarch Series is not by itself a complete or balanced investment program.


     Because each Forum Series and each Monarch Series invest in the same respective Portfolio they have the same risks. The principal risks of investing in a Forum Series and a Monarch Series and the Portfolio in which they invest are:


INTEREST RATE RISK. Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the investment performance of the corresponding Forum Series and Monarch Series to underperform currently available investments.

CREDIT RISK. The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Forum
Cash Fund/Monarch Cash Fund followed by Government Cash Portfolio/Forum Government Fund/Monarch Government Fund and then Treasury Cash Portfolio/Forum Treasury Fund/Monarch Treasury Fund.

MANAGEMENT RISK. As with all mutual funds, the Portfolio's investment adviser may make poor investment decisions.

     The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the $1.00 per share value of the corresponding Forum Series and Monarch Series. These risks also can result in lower investment performance of the applicable Forum Series and Monarch Series.

     As discussed previously, immediately after the Reorganizations, each Monarch Series will withdraw its investment in Core Trust and invest directly in securities. The risks associated with an investment in each Monarch Series will remain unchanged as a result of the underlying Reorganization and the subsequent withdraw of its investment in Core Trust.

                           INFORMATION ABOUT THE PLAN

     This section summarizes the material terms of the Plan. This section is qualified in its entirety by the terms and conditions contained in the Plan, a form of which is attached as Exhibit A to this Proxy Statement/Prospectus.

GENERAL DESCRIPTION OF THE PLAN


     The Plan is the second stage of a larger transaction to consolidate the Money Market Assets of Forum, Core Trust and Monarch in order to take advantage of the economies of scale and operational efficiencies that would result from the combination of the Money Fund Assets into one registrant. The first stage involved the reorganization of Monarch from a Delaware business trust into a Massachusetts business trust on April 23, 2003. The final stage involves the redemption of each Monarch Series investment in Core Trust after consummation of the Reorganizations.

     Under the Plan, each Forum Series will transfer its assets to a corresponding Monarch Series with the same investment objective, policies, and risks in exchange solely for shares of the Monarch Series and the Monarch Series' assumption of applicable Forum Series' liabilities. The Plan further provides that each Forum Series will then distribute the shares received from the Monarch Series proportionately to its shareholders and terminate. Each Forum Series' shareholder holding Institutional, Institutional Service, and Investor Shares will receive Universal, Institutional Service, and Investor Shares, respectively, of the corresponding Monarch Series.

     The Plan contains customary representations, warranties, and conditions designed to ensure that each Reorganization is fair to the participating Forum Series and its shareholders. The Plan provides that the consummation of a Reorganization is contingent upon, among other things, approval of the Plan by the participating Forum Series' shareholders. The Plan may be terminated with respect to a Reorganization if, on the closing Date of the Reorganization ("Closing Date"), any of the applicable conditions have not been met or if the representations and warranties are not true, or if the Board or the Monarch Board determines that consummation of a Reorganization is not in the best interests of the shareholders of the participating Forum Series or Monarch Series, respectively. The Plan also provides that all of the audit, legal, and proxy solicitation costs of each Reorganization will be borne by FFG. FFG currently provides administrative, transfer agency, fund accounting and custody services to each Forum Series and Monarch Series.

     The Closing Date of each Reorganization is scheduled to occur on or about June 6, 2003. The Board and the Monarch Board, by agreement, may change the Closing Date of a Reorganization.

     The approval of the Plan by shareholders of one Forum Series is not contingent on the approval of the Plan by the shareholders of another Forum Series. If shareholders of a Forum Series approve the Plan, that Forum Series will reorganize into the corresponding Monarch Series regardless of whether shareholders of another Forum Series approve the Plan. If the shareholders of a Forum Series do not approve the Plan, the Reorganization involving that Forum Series will not take place.

     If a Forum Series' shareholders approve the Plan, shares of the Forum Series thereafter will no longer be offered for sale, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans. From the date of shareholder approval until the close of business on the Closing Date, shareholders may continue to add to their existing account only through an established automatic investment plan or through the reinvestment of dividend and capital gain distributions.


     If shareholders of a Forum Series approve the Plan, the stock transfer books of that Forum Series will be permanently closed as of 4:00 p.m., Eastern time, on the Closing Date. The Forum Series will only accept requests for redemption received in proper form before 4:00 p.m., Eastern time, on the business day immediately preceding the Closing Date. Requests received after that time will be considered requests to redeem shares of the corresponding Monarch Series.

SECURITIES TO BE ISSUED


     Forum, a Delaware business trust, is subject to Delaware law while Monarch, a Massachusetts business trust, is subject to Massachusetts' law. Delaware law provides that Forum's shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. Forum's Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of each Forum Series and provides for indemnification out of the Forum Series' property of any shareholder or former shareholder held personally liable for the obligations of the Forum Series. Forum's Trust Instrument also provides that each Forum Series shall, upon request, assume the defense of any claim made against any shareholder  for any act or  obligation  of the Forum  Series  and  satisfy  any judgment thereon. Thus, the risk to a Forum Series shareholder of incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Forum Series is unable to meet its obligations. Under
Massachusetts law, shareholders of a Monarch Series may, under certain circumstances, be held personally liable for the obligations of the Monarch Series. Monarch's Agreement and Declaration of Trust, however, provides substantially similar shareholder indemnification coverage as that included in Forum's Trust Instrument.

     Both Forum and Monarch are authorized to issue an unlimited number of authorized shares of beneficial interest, no par value. The Board and the Monarch Board may, without shareholder vote, divide the authorized shares into an unlimited number of separate portfolios or series. The Board and the Monarch Board may also, without shareholder approval, divide series into two or more classes of shares.

     Each share of each series of Forum and Monarch, regardless of the share class, has equal distribution, liquidation and voting rights, and fractional shares have these rights proportionately. Each share class of Forum and of Monarch bears its own expenses related to the distribution of the shares (and certain other expenses such as transfer agency, shareholder service and administration expenses). Generally, shares of Forum and Monarch will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; (2) the 1940 Act requires a class vote; or (3) the Board or the Monarch Board, as applicable, determines that the matter affects more than one series and all affected series must vote.

     Neither Delaware nor Massachusetts law requires Forum or Monarch, respectively, to hold annual meetings of shareholders, and generally Forum and Monarch will hold shareholder meetings only when required by federal or state law. Shareholders of Forum or Monarch representing 10% or more of Forum's or Monarch's (or a series thereof) shares may, as set forth in their respective organizational documents, call meetings of Forum or Monarch (or a series thereof), as applicable, for any purpose related to Forum or Monarch (or a series thereof), as applicable, including, the removal of one or more Trustees.

     There are no conversion or preemptive rights in connection with shares of Forum or Monarch. All shares of Forum and Monarch are fully paid and non-assessable. A shareholder of a Forum Series or a Monarch Series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.


     KEY DIFFERENCE. In contrast to the Forum Series, a Monarch Series may reorganize into or merge with another registered, open-end investment company without a shareholder vote.

REASONS FOR THE REORGANIZATIONS


     At meetings held on February 11, 2003, the Board and the Monarch Board, including their Independent Trustees, unanimously approved the Plan and determined that each Reorganization contemplated by the Plan would be in the best interests of the shareholders of the partcipants Forum Series and Monarch Series, respectively.

     In considering the Plan, the Board and the Monarch Board considered that FFG would no longer support fee waivers required to maintain the expenses of each Forum Series at their current levels. The Board and the Monarch Board, including their Independent Trustees, also took into consideration (with the advice and assistance of independent legal counsel) that each Reorganization would provide certain benefits to the shareholders of each Forum Series and each Monarch Series based on the following information provided during the meeting:


     1. Cost Savings: Each Reorganization would eliminate the marketing and management overlap arising from operating different funds with the same investment objective in a Core and Gateway structure.


     2. Dilution: The Plan includes provisions intended to avoid dilution of the interests of the shareholders of each Forum Series. Under the Plan, each Forum Series' shareholder will receive shares of a corresponding class of the Monarch Series equal in value to its share of the net assets of the class of the Forum Series held. Consequently, the Board and the Monarch Board, including the Independent

          Trustees, determined that the Reorganizations would not dilute the interests of the shareholders of the applicable Forum Series.

     3. Similarity of Investment Objectives and Policies: Each Forum Series and its corresponding Monarch Series have the same investment objective - to provide high current income consistent with preservation of capital and the maintenance of liquidity. Each Forum Series and its corresponding Monarch Series also share the same investment policies.

     4. Expenses: Although certain service provider fees of each Monarch Series are higher than those currently charged to its corresponding Forum Series, the Reorganization will result in lower gross expenses for the Forum Series and the same net expenses. The consolidation of Money Market Assets into one registrant is expected to provide certain economies of scale that will effectively decrease the level of fee waivers required of FFG to maintain the net expenses of each Monarch Series at pre-Reorganization levels. The Board noted, however, that fee waivers are voluntary and may be reduced or eliminated at any time.

     5. Portfolio Management: Each Reorganization would result in a continuity of portfolio management. Prior to each Reorganization, each Forum Series and its corresponding Monarch Series will invest substantially all of their assets in the same series of Core Trust managed by FIA. Immediately after the Reorganizations, each Monarch Series will withdraw its investment from Core Trust and be managed directly by FIA.

     6. Tax-Free Nature of the Reorganization: It is anticipated that each Reorganization will be accomplished without federal tax consequences for the Forum Series, Monarch Series and their respective shareholders.

     7. Transaction Costs: The audit, legal and proxy solicitation costs of each Reorganization will be borne by FFG.

           THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY
                        RECOMMENDS APPROVAL OF THE PLAN.

                                    TAXATION


     Each Forum Series and Monarch Series has similar tax treatment and each intends to continue to qualify each taxable year to be treated as a regulated investment company (a "RIC") under the Code. As a RIC, each Forum Series and Monarch Series generally will not be liable for federal income tax on its net investment income and capital gain it distributes to its shareholders. Each Forum Series and Monarch Series intends to distribute all of its net income and net capital gains each year. Accordingly, no Forum Series or Monarch Series should be subject to federal income or excise taxes.


TAX CONSEQUENCES OF DISTRIBUTIONS


     The distribution of net income (including net short-term capital gain) by a Forum Series or a Monarch Series is taxable as ordinary income. The distribution of net capital gain (that is, the excess of long-term capital gain over net short-term capital loss, if any) by a Forum Series or a Monarch Series is taxable as long-term capital gain regardless of how long shares are held. Each Forum Series and Monarch Series expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to net capital gain. Distributions by a Forum Series and a Monarch Series may also be subject to certain state and local taxes.

     Shareholders of a Forum Series or a Monarch Series that are not U.S. citizens or residents and that are not considered to be engaged in a U.S. trade or business under the Code generally will be subject to withholding tax at a 30% rate on distributions of the series' net income, including net short-term capital gains. This rate may be reduced under an applicable income tax treaty. Net capital gain distributions by either Series generally will not be subject to withholding tax for such shareholders.

TAX CONSEQUENCES OF THE REORGANIZATIONS

     As a condition to the consummation of each Reorganization, Forum and Monarch will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that, based on the facts and assumptions stated therein as well as certain representations made by Forum and Monarch, including those in the Plan, for federal income tax purposes:

     (1) Each Monarch Series' acquisition of its corresponding Forum Series' assets in exchange solely for that Monarch Series' shares and its assumption of that Forum Series' liabilities, followed by that Forum Series' distribution of those shares PRO RATA to its shareholders constructively in exchange for their Forum Series shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(C) of the Code), and each Forum Series and Monarch Series will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

     (2) Each Forum Series will recognize no gain or loss on the transfer of its assets to its corresponding Monarch Series in exchange solely for that Monarch Series' shares and its assumption of that Forum Series' liabilities or on the subsequent distribution of those shares to that Forum Series' shareholders in constructive exchange for their Forum Series shares;

     (3) Each Monarch Series will recognize no gain or loss on its receipt of the transferred assets in exchange solely for its shares and its assumption of its corresponding Forum Series' liabilities;


     (4) Each Monarch Series' basis in the transferred assets will be the same as its corresponding Forum Series' basis therein immediately before the Reorganization in which they particpate, and each Monarch Series' holding period for those assets will include its corresponding Forum Series' holding period therefor;

     (5) Each Forum Series shareholder will recognize no gain or loss on the constructive exchange of all its Forum Series shares solely for the corresponding Monarch Series' shares pursuant to a Reorganization; and

     (6) Each Forum Series shareholder's aggregate basis in the corresponding Monarch Series' shares it receives in a Reorganization will be the same as the aggregate basis in its Forum Series shares it constructively surrenders in exchange for those Monarch Series shares, and its holding period for those Monarch Series shares will include its holding period for those Forum Series shares, provided the shareholder holds them as capital assets on the Closing Date.

     The tax opinion will state that no opinion is expressed as to the effect of a Reorganization on a Forum Series and Monarch Series participating therein or any shareholder thereof with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.


     Shareholders of each Forum Series should consult their tax advisers regarding the effect on them, if any, of the Reorganization in which that Forum Series is participating in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of that Reorganization.

                                 CAPITALIZATION


     The following tables set forth the capitalization of each class of each Forum Series and its corresponding Monarch Series as of August 31, 2002 and, on a pro forma combined basis, the capitalization of each corresponding Monarch Series' class as of August 31, 2002, assuming that the Plan is approved and the applicable Reorganization is consummated. For Forum Government Fund and Forum Cash Fund, only pro-forma capitalization information is provide for Institutional Service Shares of each Monarch Series as that class will not have any assets prior to the applicable Reorganization.

                    FORUM TREASURY FUND/MONARCH TREASURY FUND

-------------------- ----------------- --------------- ----------------- --------------- ----------------- --------------
                                                                                                             PRO FORMA
                                                          PRO FORMA                                           MONARCH

                          FORUM           MONARCH          MONARCH           FORUM           MONARCH       TREASURY FUND
                      TREASURY FUND    TREASURY FUND    TREASURY FUND    TREASURY FUND    TREASURY FUND
                     ----------------- --------------- ----------------- --------------- ----------------- --------------
                                                                         INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL
                      INSTITUTIONAL      UNIVERSAL        UNIVERSAL         SERVICE          SERVICE          SERVICE
                          SHARES           SHARES           SHARES          SHARES           SHARES           SHARES
-------------------- ----------------- --------------- ----------------- --------------- ----------------- --------------
Net Assets             $103,281,355       $104,336       $103,385,691     $11,657,095      $20,067,958      $31,725,053
-------------------- ----------------- --------------- ----------------- --------------- ----------------- --------------
Net Asset Value
Per Share                  $1.00           $1.00            $1.00            $1.00            $1.00            $1.00
-------------------- ----------------- --------------- ----------------- --------------- ----------------- --------------
Shares Outstanding      103,273,820       104,334        103,378,154       11,655,616       20,058,874      31,714,490
-------------------- ----------------- --------------- ----------------- --------------- ----------------- --------------


                  FORUM GOVERNMENT FUND/MONARCH GOVERNMENT FUND

--------------- -------------- ------------- ------------ ------------- ------------ ------------- ------------ ------------
                                               PRO FORMA                 PRO FORMA                                PRO FORMA
                     FORUM        MONARCH       MONARCH       FORUM       MONARCH        FORUM        MONARCH      MONARCH
                GOVERNMENT FUND  GOVERNMENT   GOVERNMENT   GOVERNMENT    GOVERNMENT    GOVERNMENT   GOVERNMENT   GOVERNMENT
                                    FUND         FUND         FUND          FUND          FUND         FUND         FUND
                -------------- ------------- ------------ ------------- ------------ ------------- ------------ ------------
                                                          INSTITUTIONAL INSTITUTIONAL
                 INSTITUTIONAL   UNIVERSAL     UNIVERSAL     SERVICE      SERVICE       INVESTOR     INVESTOR     INVESTOR
                    SHARES         SHARES       SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
--------------- -------------- ------------- ------------ ------------- ------------ ------------- ------------ ------------
Net Assets        $51,619,928   $81,425,667  $133,045,595  $57,519,745  $57,519,745     $561,918    $58,397,316  $58,959,234
--------------- -------------- ------------- ------------ ------------- ------------ ------------- ------------ ------------
Net Asset
Value Per
Share                $1.00         $1.00         $1.00        $1.00        $1.00         $1.00         $1.00        $1.00
--------------- -------------- ------------- ------------ ------------- ------------ ------------- ------------ ------------
Shares
Outstanding       51,614,191     81,462,046   133,076,237  57,519,503    57,519,503     561,882     58,390,207   58,952,089
--------------- -------------- ------------- ------------ ------------- ------------ ------------- ------------ ------------

                        FORUM CASH FUND/MONARCH CASH FUND

--------------- -------------- ------------- ------------ ------------ ------------ ----------- -------------- -------------
                                               PRO FORMA                 PRO FORMA                               PRO FORMA
                FORUM CASH FUND MONARCH CASH MONARCH CASH  FORUM CASH  MONARCH CASH  FORUM CASH     MONARCH     MONARCH CASH
                                    FUND         FUND         FUND         FUND         FUND       CASH FUND        FUND
                -------------- ------------- ------------ ------------ ------------- ----------- ------------- -------------
                                                          INSTITUTIONAL
                 INSTITUTIONAL   UNIVERSAL     UNIVERSAL     SERVICE   INSTITUTIONALS  INVESTOR     INVESTOR      INVESTOR
                    SHARES         SHARES       SHARES       SHARES    SERVICE SHARE    SHARES       SHARES        SHARES
--------------- -------------- ------------- ------------ ------------ ------------- ----------- ------------- -------------
Net Assets        $35,199,174    46,833,306   $82,032,480  $49,965,409  $49,965,409    $680,501   $646,284,553  $646,965,054
--------------- -------------- ------------- ------------ ------------ ------------- ----------- ------------- -------------
Net Asset
Value Per
Share                $1.00         $1.00         $1.00        $1.00        $1.00        $1.00        $1.00         $1.00
--------------- -------------- ------------- ------------ ------------ ------------- ----------- ------------- -------------
Shares
Outstanding       35,196,905     46,831,876   82,028,781   49,962,783    49,962,783    680,466    646,262,172   646,942,638

--------------- -------------- ------------- ------------ ------------ ------------- ----------- ------------- -------------

                               VOTING INFORMATION


     This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting of Forum Series shareholders. Solicitation of proxies will be primarily by mail. Officers of Forum may also solicit proxies by telephone, facsimile, or in person. The costs of solicitation will be borne by FFG and are estimated to be under $1,000.


     Each share of each Forum Series is entitled to one vote. Approval of the Plan by the shareholders of each Forum Series requires the affirmative vote of the lesser of (a) 67% or more of the shares of the Forum Series present at the Special Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy at the Special Meeting or
(b)
more than 50% of the outstanding shares of the Forum Series. Shareholders holding one third of the outstanding shares of each Forum Series as of the Record Date present in person or by proxy will constitute a quorum for the transaction of business at the Special Meeting.

     For purposes of determining the presence of a quorum and counting votes on the matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not votes cast at the Special Meeting and therefore will have the effect of voting "AGAINST" the proposal. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners and other persons entitled to vote for which the broker lacks discretionary voting authority.

     You may vote on the Plan on behalf of a Forum Series in which you invest by utilizing one of the following options:

     BY MAIL:       Complete   the   proxy   card   enclosed   with  the   Proxy
                    Statement/Prospectus ("Proxy Card") and return it in the postage paid envelope provided.

     BY TELEPHONE:  Call the Toll-Free number on your proxy card.

     IN PERSON:     Attend the Special Meeting in person at 10:00 a.m.  (Eastern time) on May 28,  2003 at the  offices  of  Forum  Financial
                    Group, LLC, Two Portland Square,  2nd Floor Conference Room,
                    Portland, Maine 04101.

If you plan to vote by mail, you should complete the Proxy Card by:

     1. Indicating whether you vote "FOR", "AGAINST", or "ABSTAIN" from voting on the Plan by checking the appropriate box on the Proxy Card;
     2.   Signing and dating the Proxy Card; and
     3.   Returning it to FSS in the enclosed postage-paid envelope.

     Any shareholder may revoke his or her proxy at any time before it is voted by giving written notice of revocation or by executing and delivering a later dated proxy to FSS at Two Portland Square, Portland, Maine, 04101, or by personally casting a vote at the Meeting. To change a vote by written notice of revocation, you must provide FSS with a "Revocation Letter" that:

     1.   Identifies yourself;
     2. States that as shareholder of a Forum Series, you revoke your prior decisions as set forth in the previously returned Proxy Card; and
     3. Indicates your approval, disapproval or abstention from voting on the Plan.

     If you do not specify a choice on a proxy card that is properly executed and returned in time to be voted at the Special Meeting, it will be voted "FOR" the approval of the Plan.


     If you do not plan to attend the Special Meeting of Shareholders of the Forum Series in which you invest on May 28, 2003, FSS must receive your vote by mail or telephone on or before May 27, 2003. If you do not return your Proxy Card by that date or you abstain from voting, you will be treated as having voted "AGAINST" the Plan.

     It is not anticipated that any matters other than the approval of the Plan will be brought before the meeting. Should other business be brought before the meeting, it is intended that all proxies will be voted in accordance with the judgment of the persons named as proxies. If sufficient votes in favor of approving the Plan are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the meeting for a reasonable period of time to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote "FOR" adjournment those proxies required to be voted "FOR" the approval of the proposal. The persons named as proxies will vote "AGAINST" adjournment those proxies required to be voted "AGAINST" the proposal. The costs of any additional solicitation and of any adjourned session will be paid by FFG.

INSTRUCTIONS FOR SIGNING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Forum Series involved in validating your vote if you fail to sign your proxy card properly.

     1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.
     2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.
     3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

     REGISTRATION                                        VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1)  ABC Corp...................................... ABC Corp.
                                                         John Doe, Treasurer
     (2)  ABC Corp...................................... John Doe, Treasurer
     (3)  ABC Corp. c/o John Doe, Treasurer............. John Doe
     (4)  ABC Corp. Profit Sharing Plan................. John Doe, Director

     PARTNERSHIP ACCOUNTS
     --------------------
     (1)  The XYZ Partnership........................... Jane B. Smith, Partner
     (2)  Smith and Jones, Limited Partnership.......... Jane B. Smith,
                                                         General Partner

     TRUST ACCOUNTS
     --------------
     (1)  ABC Trust Account............................. Jane B. Doe, Director
     (2)  Jane B. Doe, Director u/t/d 12/28/78.......... Jane B. Doe

     CUSTODIAL OR ESTATE ACCOUNTS
     ----------------------------
     (1)  John B. Smith, Cust. f/b/o John B. Smith, Jr.
          UGM/UTMA...................................... John B. Smith
     (2)  Estate of John B. Smith....................... John B. Smith, Executor

INFORMATION REGARDING SHARES OF EACH FORUM SERIES OUTSTANDING


     Only shareholders of a Forum Series on April 16, 2003 (the "Record Date") are entitled to notice of and to vote at the Special Meeting. As of April 16, 2003, shares outstanding of each Forum Series were:

--------------------------------------------- ----------------------------------- ----------------------------------
TRUST SERIES                                  CLASS                                      OUTSTANDING SHARES
--------------------------------------------- ----------------------------------- ----------------------------------
Forum Treasury Fund                           Institutional Shares                           120,136,607
--------------------------------------------- ----------------------------------- ----------------------------------
Forum Treasury Fund                           Institutional Service Shares                    10,384,174
--------------------------------------------- ----------------------------------- ----------------------------------
Forum Government Fund                         Institutional Shares                            60,496,889
--------------------------------------------- ----------------------------------- ----------------------------------
Forum Government Fund                         Institutional Service Shares                    53,330,296
--------------------------------------------- ----------------------------------- ----------------------------------
Forum Government Fund                         Investor Shares                                    818,495
--------------------------------------------- ----------------------------------- ----------------------------------
Forum Cash Fund                               Institutional Shares                            42,427,254
--------------------------------------------- ----------------------------------- ----------------------------------
Forum Cash Fund                               Institutional Service Shares                    39,517,636
--------------------------------------------- ----------------------------------- ----------------------------------
Forum Cash Fund                               Investor Shares                                  1,219,466
--------------------------------------------- ----------------------------------- ----------------------------------

     From time to time, certain shareholders may own a large percentage of the shares of a Forum Series. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of April 16, 2003, and to the best of Forum's knowledge, the following persons beneficially owned 25% or more of the shares of a Forum Series and may be deemed to control the Forum Series. For each person that is a company, the jurisdiction under the laws of which the company is organized and the company's parents are listed.

---------------------------------------- -------------------------------------- -------------------------------------
                 NAME                              NUMBER OF SHARES                    PERCENTAGE OF FUND SHARES
                ADDRESS                                  OWNED                                  OWNED
---------------------------------------- -------------------------------------- -------------------------------------
Forum Treasury Fund
---------------------------------------- -------------------------------------- -------------------------------------
  Stratevest & Co.*                                    120,136,607                              92.04%
  P.O. Box 2499
  Brattleboro, VT 05303
---------------------------------------- -------------------------------------- -------------------------------------
Forum Government Fund
---------------------------------------- -------------------------------------- -------------------------------------
  Stratevest & Co.*                                    81,739,116                               71.30%
  P.O. Box 2499
  Brattleboro, VT 05303
---------------------------------------- -------------------------------------- -------------------------------------
Forum Cash Fund
---------------------------------------- -------------------------------------- -------------------------------------
  Stratevest & Co.*                                   32,441,834.38                             39.01%
  P.O. Box 2499
  Brattleboro, VT 05303
---------------------------------------- -------------------------------------- -------------------------------------

* Stratevest & Co. is a wholly owned subsidiary of Banknorth Grove, NA and a Delaware Corporation.

     As of April 16, 2003, and to the best of Forum's knowledge, the following shareholders owned beneficially or of record 5% or more of a class of a Forum
Series:


-------------------------------------- -------------------------- ------------------------- -------------------------
                NAME                    NUMBER OF SHARES OWNED      PERCENTAGE OF CLASS        PERCENTAGE OF FUND
               ADDRESS                                                     OWNED                  SHARES OWNED
-------------------------------------- -------------------------- ------------------------- -------------------------

Forum Treasury Fund - Institutional
Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Stratevest & Co.                            120,136,607                   100%                     92.04%
  P.O. Box 2499
  Brattleboro, VT 05303
-------------------------------------- -------------------------- ------------------------- -------------------------


                                       24


-------------------------------------- -------------------------- ------------------------- -------------------------
Forum Treasury Fund -
Institutional Service Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Auer & Co.                                   3,447,879                   33.20%                    0.03%
  C/O Deutsche Bank Trust Co.
  A-C 94588
  684 Grassmere Park Rd.
  Attn. Mutual Funds 2nd Floor
  Nashville, TN 37211
-------------------------------------- -------------------------- ------------------------- -------------------------
  Adams Plumbing & Heating Inc.                2,316,708                   22.31%                    0.02%
  P.O. Box 126
  Adams, MA 01220

-------------------------------------- -------------------------- ------------------------- -------------------------

-------------------------------------- -------------------------- ------------------------- -------------------------

                NAME                    NUMBER OF SHARES OWNED      PERCENTAGE OF CLASS        PERCENTAGE OF FUND
               ADDRESS                                                     OWNED                  SHARES OWNED
-------------------------------------- -------------------------- ------------------------- -------------------------
Forum Treasury Fund -
Institutional Service Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Auer & Co.                                   1,010,019                   9.73%                     0.77%
  C/O Deutsche Bank Trust Co.
  A-C 94585
  684 Grassmere Park Rd.
  Attn. Mutual Funds 2nd Floor
  Nashville, TN 37211
-------------------------------------- -------------------------- ------------------------- -------------------------
  Holland Company, Inc.                         832,000                    8.01%                     0.64%
  153 Howland Ave.
  Adams, MA 01220
-------------------------------------- -------------------------- ------------------------- -------------------------
  National Yiddish Book Center                  657,213                    6.33%                     0.50%
  1021 West Street
  Amherst, MA 01002-3375
-------------------------------------- -------------------------- ------------------------- -------------------------
  Western Mass Lifecare Corp                    550,850                    5.30%                     0.42%
  807 Wilbraham Road
  Springfield, MA 01109
-------------------------------------- -------------------------- ------------------------- -------------------------
Forum Government Fund -
Institutional Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Stratevest & Co.                            60,496,889                   77.96%                    52.77%
  P.O. Box 2499
  Brattleboro, VT 05303
-------------------------------------- -------------------------- ------------------------- -------------------------
Forum Government Fund -
Institutional Service Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Stratevest & Co.                            21,242,227                   39.83%                    18.53%
  P.O. Box 2499
  Brattleboro, VT 05303
-------------------------------------- -------------------------- ------------------------- -------------------------
  Mardens Inc.                                 9,095,019                   17.05%                    7.93%
  184 College Ave.
  Waterville, ME 04901
-------------------------------------- -------------------------- ------------------------- -------------------------
  Holyoke Community College                    8,222,240                   15.42%                    7.17%
  Business Office
  303 Homestead Ave.
  Holyoke, MA 01040
-------------------------------------- -------------------------- ------------------------- -------------------------
  Auer & Co.                                   3,462,802                   6.49%                    3.02%
  C/0 Deutsche Bank Trust Co.
  93413 FBO Sound Shore Fund
  648 Grassmere Park Rd.
  Attn. Mutual Funds, 2nd Floor
  Nashville, TN 37211
-------------------------------------- -------------------------- ------------------------- -------------------------
Forum Government Fund -
Investor Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Robots Road Associates                        603,097                    73.68%                    0.53%
  C/O Boulos Property Mgmt
  One Canal Plaza
  Portland, Maine 04101
-------------------------------------- -------------------------- ------------------------- -------------------------
  Tell Tool Inc.                                107,587                    13.14%                    0.09%
  35 turnpike Industrial Rd
  Westfield, MA 01086

-------------------------------------- -------------------------- ------------------------- -------------------------

-------------------------------------- -------------------------- ------------------------- -------------------------

                NAME                    NUMBER OF SHARES OWNED      PERCENTAGE OF CLASS        PERCENTAGE OF FUND
               ADDRESS                                                     OWNED                  SHARES OWNED
-------------------------------------- -------------------------- ------------------------- -------------------------
Forum Government Fund - Investor
Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Central Computer Associates                   104,811                    12.81%                    0.09%
  DBA Techknowledge
  P.O. Box 2668 227 Water Street
  Augusta, ME 04338-2668
-------------------------------------- -------------------------- ------------------------- -------------------------
Forum Cash Fund -
Institutional Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Stratevest & Co.                            30,290,873                   71.39%                   34.42%
  P.O. Box 2499
  Brattleboro, VT 05303
-------------------------------------- -------------------------- ------------------------- -------------------------
  H.M. Payson & Co. Custody                   ,6,972,896                   16.43%                    5.42%
  Acct
  FBO Customer Funds Under
  Mgmt
  P.O. Box 31 Portland, Maine 04112
-------------------------------------- -------------------------- ------------------------- -------------------------
  Spectrum Medical Group PA                    2,670,531                   6.29%                     3.21%
  300 Professional Drive
  Scarborough, ME 04074-8433
-------------------------------------- -------------------------- ------------------------- -------------------------
  H.M. Payson & Co. Custody                    2,469,309                   5.82%                      2.97%
  Acct
  FBO Trust Funds Under
  Mgmt
  P.O. Box 31
  Portland, ME 04112
-------------------------------------- -------------------------- ------------------------- -------------------------
  Maine Mutual Fire Insurance                  2,347,956                   5.53%                     2.83%
  44 Maysville Road
  P.O. Box 729 Presque Isle, ME 04769
-------------------------------------- -------------------------- ------------------------- -------------------------
Forum Cash Fund -
Institutional Service Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  AW Hastings & Co. LLC                        3,669,811                   9.29%                     4.41%
  2 Pearson Way
  Enfield, CT 06082
-------------------------------------- -------------------------- ------------------------- -------------------------
  Tighe & Bond Inc.                            3,408,314                   8.62%                     4.10
  53 Southampton Road
  Westfield, MA 01085
-------------------------------------- -------------------------- ------------------------- -------------------------
  PMTI                                       3,332,953.510                 8.43%                     4.01%
  82 Cambridge St
  Burlington, MA 01803
-------------------------------------- -------------------------- ------------------------- -------------------------
  Auer & Co.                                   2,573,355                   6.51%                     3.04%
  C/0 Deutsche Bank Trust Co.
  93413 FBO Sound Shore Fund
  648 Grassmere Park Rd.
  Attn. Mutual Funds, 2nd Floor
  Nashville, TN 37211
-------------------------------------- -------------------------- ------------------------- -------------------------
  Eastern General Contractors, Inc.            2,510,813                   6.35%                      3.02%
  52-60 Berkshire Ave.
  Springfield, MA 01109
-------------------------------------- -------------------------- ------------------------- -------------------------
  Auer & Co.                                   2,343,847                   5.93%                      2.82%
  C/0 Deutsche Bank Trust Co.
  A-C 94588
  648 Grassmere Park Rd.
  Attn. Mutual Funds, 2nd Floor
  Nashville, TN 37211

-------------------------------------- -------------------------- ------------------------- -------------------------

-------------------------------------- -------------------------- ------------------------- -------------------------

                NAME                       NUMBER OF SHARES         PERCENTAGE OF CLASS        PERCENTAGE OF FUND
               ADDRESS                           OWNED                      OWNED                  SHARES OWNED
-------------------------------------- -------------------------- ------------------------- -------------------------
Forum Cash Fund - Institutional
Service Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Stratevest & Co.                             2,150,961                   5.44%                      2.59%
  P.O. Box 2499
  Brattleboro, VT 05303
-------------------------------------- -------------------------- ------------------------- -------------------------
Forum Cash Fund - Investor Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  FISERV Securities                             905,415                    74.25%                     1.09%
  Cash Sweep Department
  2005 Market Street
  One Commerce Square
  Philadelphia, PA 19103
-------------------------------------- -------------------------- ------------------------- -------------------------
  Employee Benefit Management                   158,071                    12.96%                     0.19%
  47 Portland Street
  Portland, ME 04101
-------------------------------------- -------------------------- ------------------------- -------------------------
  J K MacMillan TTEE                            101,624                    8.33%                      0.12%
  J K MacMillan P-S Plan Trust
  FBO J K MacMillan U-A-D
  01-01-97
  3621 Maplewood Avenue
  Los Angeles, CA 90066
-------------------------------------- -------------------------- ------------------------- -------------------------

     As of the April 16, 2003, Forum's officers and Trustees, as a group, owned less than 1% of each class of each Forum Series.

INFORMATION REGARDING SHARES OF EACH MONARCH SERIES OUTSTANDING

     From time to time, certain shareholders may own a large percentage of the shares of a Monarch Series. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of April 16, 2003, and to the best of Monarch's knowledge, no person beneficially owned 25% or more of the shares of a Monarch Series and may be deemed to control the Monarch Series.

     As of April 16, 2003, and to the best of Monarch's knowledge, the following shareholders owned beneficially or of record 5% or more of a Monarch Series or a class thereof:

-------------------------------------- -------------------------- ------------------------- -------------------------
                NAME                    NUMBER OF SHARES OWNED      PERCENTAGE OF CLASS        PERCENTAGE OF FUND
               ADDRESS                                                     OWNED                  SHARES OWNED

-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Treasury Fund -
Universal Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Comerica Securities Inc.                      105,082                     100%                     0.10%
  9920 South La Cienega Blvd
  14th Floor
  Inglewood, CA 90301
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Treasury Fund -
Institutional Service Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Union Bank of California                    10,422,832                   49.80%                    9.77%
  P.O. Box 85636
  San Diego, CA 92186
-------------------------------------- -------------------------- ------------------------- -------------------------
  David A. Gill, Receiver for                  7,499,700                   35.84%                    7.03%
  Physicians InterIndemnity Trust
  La Superior Court Case 145996
  2029 Century Park East, 3rd Fl.
  Los Angeles, CA 90067
-------------------------------------- -------------------------- ------------------------- -------------------------
  Sullivan Kelly & Associates Inc.             1,569,574                   7.50%                     1.47%
  In Trust for Various Entities
  Under Calif. Insurance
  Code Section 1733 & 1734
  301 North Lake Avenue, 9th Fl.
  Pasadena, CA 91101
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Treasury Fund - Investor
Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Lifemark Corporation                        15,140,557                   17.67%                    11.92%
  7600 N. 16th Street, Suite 150
  Phoenix, AZ 85020
-------------------------------------- -------------------------- ------------------------- -------------------------
  Robert F. Driver Co., Inc.                   7,254,994                   8.47%                     6.80%
  (Trust Account)
  1620 Fifth Avenue
  Dan Diego, CA 92101
-------------------------------------- -------------------------- ------------------------- -------------------------
  Ignis Optics, inc. DBA                       5,864,514                   6.84%                     5.49%
  Primalux Optics
  482 West San Carlos Street
  San Jose, CA 95110
-------------------------------------- -------------------------- ------------------------- -------------------------
  Yahoo, Inc.                                  5,166,204                   6.03%                     4.84%
  3400 Central Expressway
  Suite 201
  Santa Clara, CA 95051
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Government Fund -
Universal Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  PFF Bank & Trust                            26,000,000                   24.54%                    9.39%
  Attn.  Accounting Dept.
  399 N. Garey Avenue
  Pomona, CA 91767
-------------------------------------- -------------------------- ------------------------- -------------------------
  Gilbane Building Company                    23,689,040                   22.36%                    5.74%
  7 Jackson Walkway
  Providence, RI 02940

-------------------------------------- -------------------------- ------------------------- -------------------------


                                       28


-------------------------------------- -------------------------- ------------------------- -------------------------

                NAME                    NUMBER OF SHARES OWNED      PERCENTAGE OF CLASS        PERCENTAGE OF FUND
               ADDRESS                                                     OWNED                  SHARES OWNED
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Government Fund -
Universal Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  PLM International Inc.                      20,010,384                   18.88%                    7.23%
  Attn: Michelle Kugler
  235 3rd Street South, Suite 200
  St. Petersburg, FL 33701
-------------------------------------- -------------------------- ------------------------- -------------------------
  Los Angeles Lakers                          15,907,215                   15.01%                    5.74%
  Attn Accounting Dept
  555 N. Nash St.
  El Segundo, CA 90245
-------------------------------------- -------------------------- ------------------------- -------------------------
  Trivirix International Inc.                 11,019,741                   10.40%                    3.98%
  2800 Meridan Parkway
  Suite 175
  Durham, NC 27713
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Government Fund -
Institutional Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Union Bank of California                    30,653,364                   33.75%                    11.07%
  P.O. Box 85636
  San Diego, CA 92186
-------------------------------------- -------------------------- ------------------------- -------------------------
  Microsemi Corporation                       12,741,115                   14.03%                    4.60%
  2381 Morse Ave.
  Irvine, CA 92614
-------------------------------------- -------------------------- ------------------------- -------------------------
  Novera Optics, Inc.                          6,825,008                   7.51%                     2.46%
  401 Charcot Ave.
  San Jose, CA 95131
-------------------------------------- -------------------------- ------------------------- -------------------------
  Lockton Companies Inc.                       5,572,844                   6.14%                     2.01%
  444 West 47th Street Suite 900
  Kansas City, MO 64112-1906
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Government Fund -
Preferred Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Sunwest Bank                                21,113,168                    100%                     7.62%
  17542 East 17th Street
  Suite 200
  Tustin, CA 92780
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Government Fund -
Investor Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
Overland Storage Inc.                          9,356,902                   15.85%                    3.38%
4820 Overland Ave.
San Diego, CA 92123
-------------------------------------- -------------------------- ------------------------- -------------------------
  Ventana Health Systems                       8,868,672                   15.02%                    3.20%
  7600 North 16th Street
  Suite 150
  Phoenix, AZ
-------------------------------------- -------------------------- ------------------------- -------------------------
  Sentillion Inc.                              5,045,912                   8.55%                     1.82%
  300 Brickstone Square
  Andover, MA 01810

-------------------------------------- -------------------------- ------------------------- -------------------------


                                       29


-------------------------------------- -------------------------- ------------------------- -------------------------

                NAME                    NUMBER OF SHARES OWNED      PERCENTAGE OF CLASS        PERCENTAGE OF FUND
               ADDRESS                                                     OWNED                  SHARES OWNED
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Cash Fund - Universal
Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Trust Co. of America - APB                  41,723,612                   44.25%                    6.65%
  Attn:  Accounting/Treasury
  P.O. Box 3857 Englewood, CO 80155-3857
-------------------------------------- -------------------------- ------------------------- -------------------------
  Trust Co. of America Corp.                  19,957,650                   21.17%                    3.18%
  7103 S. Revere Pkwy
  Englewood, CO 80112-3936
-------------------------------------- -------------------------- ------------------------- -------------------------
  Comerica Securities, Inc.                   14,877,350                   15.78%                    2.37%
  9920 S. La Cienega Blvd.
  Inglewood, CA 90301
-------------------------------------- -------------------------- ------------------------- -------------------------
  Sound Shore Fund                             9,215,041                   9.77%                     1.47%
  Two Portland Square
  Portland, ME 04101
-------------------------------------- -------------------------- ------------------------- -------------------------
  CoastCast Corporation                        6,239,194                   6.62%                     0.99%
  3025 East Victoria St.
  Rancho Dominguez, CA 90221
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Cash Fund - Institutional
Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Union Bank of California                    27,839,541                   26.06%                    4.44%
  P.O. Box 85636
  San Diego, CA 92186
-------------------------------------- -------------------------- ------------------------- -------------------------
  Selectica Inc.                               8,209,122                   7.69%                     1.31%
  Attn: Tami Lam
  3 West Plumeria Drive
  San Jose, CA 95134
-------------------------------------- -------------------------- ------------------------- -------------------------
  Nextance Inc.                                6,529,785                   6.11%                     1.04%
  27284 Byrne Park Lane
  Los Altos Hills, CA 94022
-------------------------------------- -------------------------- ------------------------- -------------------------
  Pacific Maritime Association                 5,493,311                   5.13%                     0.87%
  550 California Street 2nd Floor
  San Francisco, CA 94104
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Cash Fund - Preferred
Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Sunwest Bank                                21,113,286                   81.15%                    3.37%
  17542 East 17th Street
  Suite 200
  Tustin, CA 92780
-------------------------------------- -------------------------- ------------------------- -------------------------
  Calhoun & Co                                 4,904,058                   18.85%                    0.78%
  C/O Comerica Bank
  411 Lafayette St., Mail Code
  3455
  Detroit, MI 48226
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Cash Fund - Investor
Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  Prometheus Laboratories, Inc.                 31,938,912                   7.98%                     5.09%
  5739 Pacific Center Blvd.
  San Diego, CA 92121
-------------------------------------- -------------------------- ------------------------- -------------------------
  Union Bank of California                      29,447,095                   7.36%                     4.69%
  P.O. Box 85636
  San Diego, CA 92186

-------------------------------------- -------------------------- ------------------------- -------------------------


                                       30


-------------------------------------- -------------------------- ------------------------- -------------------------

                NAME                         NUMBER OF SHARES       PERCENTAGE OF CLASS        PERCENTAGE OF FUND
               ADDRESS                           OWNED                     OWNED                  SHARES OWNED
-------------------------------------- -------------------------- ------------------------- -------------------------
Monarch Cash Fund - Investor
Shares
-------------------------------------- -------------------------- ------------------------- -------------------------
  LG Infocomm USA Inc.                        27,058,006                   6.76%                     4.13%
  10225 Willow Creek road
  San Diego, CA 92131

-------------------------------------- -------------------------- ------------------------- -------------------------


     As of April 16, 2003, Monarch's officers and Trustees as a group owned less than 1% of each class of each Monarch Series.


                             ADDITIONAL INFORMATION

LEGAL MATTERS


     Seward & Kissel LLP ("S&K") serves as counsel for each Forum Series and Forum. S&K does not represent FIA or FFS regarding the Plan or any related transaction. Kirkpatrick & Lockhart LLP ("K&L") serves as counsel to Forum's Independent Trustees and does not represent FIA or FFS regarding the Plan or any related transaction. K&L also serves as counsel to Monarch and its Independent Trustees. K&L does not represent FIA or FFS regarding the Plan or any related transaction.


EXPERTS


     KPMG LLP ("KPMG") are the independent accountants for each Forum Series and each Monarch Series. KPMG is considered to be an expert due to its experience in auditing and accounting.


     Please refer to Exhibits B and C to this Proxy Statement/Prospectus for financial highlight information for Institutional, Institutional Service, and Investor Shares of each Forum Series and for Universal, Service (now known as Institutional Service), and Investor Shares of each Monarch Series, respectfully.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information does not contain all of the information set forth in the registration statements and exhibits of each Forum Series or Monarch Series filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act.


     Forum, on behalf of each Forum Series, and Monarch, on behalf of each Monarch Series, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Washington, D.C. 20549, and at the SEC's regional and district offices located at 73 Tremont Street, Suite 600, Boston, MA 02108-3912, 601 Walnut Street, Suite 1120E, Philadelphia, PA 19106 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326 and 175 Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                    EXHIBIT A

                      Agreement and Plan of Reorganization

                      AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this 23rd day of April, 2003, by and between Monarch Funds (the "Trust"), a Massachusetts business trust, for itself and on behalf of its series listed in the Acquiring Funds column below (each an "Acquiring Fund") and Forum Funds ("Forum"), a Delaware statutory trust, for itself and on behalf of its series listed in the Target Funds column below (each a "Target Fund").

------------------------------------ --------------------------------------------- ---------------------------------
          Acquiring Funds                            TARGET FUNDS                            MASTER FUNDS
------------------------------------ --------------------------------------------- ---------------------------------

------------------------------------ --------------------------------------------- ---------------------------------
    Daily Assets Treasury Fund          Daily Assets Treasury Obligations Fund         Treasury Cash Portfolio
------------------------------------ --------------------------------------------- ---------------------------------
   Daily Assets Government Fund        Daily Assets Government Obligations Fund       Government Cash Portfolio
------------------------------------ --------------------------------------------- ---------------------------------
      Daily Assets Cash Fund                    Daily Assets Cash Fund                      Cash Portfolio

------------------------------------ --------------------------------------------- ---------------------------------


     WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the Target Fund listed opposite the Acquiring Fund above ("Corresponding Target Fund") in exchange for shares of equal value of the Acquiring Fund and the distribution of those shares of the Acquiring Fund to the shareholders of the Corresponding Target Fund in connection with the dissolution and liquidation of the Corresponding Target Fund (each a "Reorganization"); and

     WHEREAS, each Acquiring Fund and each Target Fund (each a "Fund") is a feeder fund in a "master/feeder fund structure," pursuant to which each Acquiring Fund and its Corresponding Target Fund invest substantially all of their respective net investable assets in Core Trust (Delaware), a Delaware statutory trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act") ("Core Trust"), listed in the Master Funds column above (each such subtrust a "Corresponding Portfolio") and are the only interestholders therein, and each Corresponding Portfolio is classified for federal tax purposes as a partnership; and


     WHEREAS, the parties, for convenience, have structured this Plan so that it generally refers to a single Reorganization between a single Acquiring Fund and its Corresponding Target Fund, but intend for this Plan and its terms and conditions to apply to each Reorganization; and


     WHEREAS, the parties intend that the Reorganization qualify as a "reorganization" (as defined in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code")), that the Acquiring Fund and the Target Fund each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization, and that this Plan be, and they adopt it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations").


     NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

     1.   DEFINITIONS.


          In addition to the terms above, the following terms shall have the following meanings:

1933 ACT                        The Securities Act of 1933, as amended.

ACQUIRING CLASS                 The class of voting shares of the Acquiring Fund
                                that the Trust will issue to the shareholders of the Corresponding Target Class set forth in Schedule A.

ASSETS All property and assets of any kind the Target Fund owns at the Effective Time and all interests, rights, privileges and powers of or attributable to the Target Fund at that time, wherever located. Assets include all cash, cash equivalents, securities (including the Target Fund's interest in its Corresponding Portfolio), claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by or attributed to the Target Fund and any deferred or prepaid expense shown as an asset on the Target Fund's books.

ASSETS LIST                     A list of securities and other Assets and Known
                                Liabilities of or attributable to the Target
                                Fund as of the date provided to the Trust.

BUSINESS DAY                    Each weekday except Federal holidays and other
                                days that the Federal Reserve Bank of San
                                Francisco is closed.

CLOSING DATE                    June 6, 2003.

CORRESPONDING TARGET CLASS      The Target Fund share class set forth opposite
                                the Acquiring Class in Schedule A.

EFFECTIVE TIME                  9:00 a.m. Eastern time on the Business Day
                                following the Closing Date, or such other time as the parties may agree to in writing.

FUND The Acquiring Fund or the Target Fund, as the context may require.


KNOW, KNOWN OR KNOWLEDGE        Known after reasonable inquiry.

LIABILITIES                     All liabilities of, allocated or attributable to
                                the Target Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.


N-14 REGISTRATION STATEMENT     The Trust's Registration Statement on Form N-14
                                under the 1940 Act that will register the shares of the Acquiring Fund to be issued in the Reorganization and will include the proxy materials necessary for shareholders of the Target Fund to consider approving the Reorganization.

NET VALUE OF ASSETS             Value of Assets, determination in accordance
                                with Section 3(a)(2), net of Liabilities.

REORGANIZATION DOCUMENTS        Such bills of sale, assignments, assumptions,
                                and other instruments as desirable for the Target Fund to transfer to the Acquiring Fund all right and title to and interest in the Assets and for the Acquiring Fund to assume the Liabilities.


SCHEDULE A                      Schedule A to this Plan.


TARGET FINANCIAL STATEMENTS     The audited financial statements of the Target
                                Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of the Target Fund for it's most recently completed semi-annual period.

VALUATION TIME                  The time on the Closing Date, the Business Day
                                immediately preceding the Closing Date if the Closing Date is not a Business Day, or such other date as the parties may agree to in writing, that the Trust determines the net asset value of the shares of the Acquiring Fund and the Net Value of Assets. Unless otherwise agreed to in writing, the Valuation Time shall be at the time of day then set forth in the Target
                                Fund's Registration Statement on Form N-1A as the time of day at which net asset value is calculated.

     2.   REGULATORY FILINGS AND SHAREHOLDER ACTION.


          (a) The Trust shall promptly prepare and file the N-14 Registration Statement with the SEC. The Trust and Forum shall promptly prepare and file any other appropriate regulatory filings, including, without limitation, filings with federal, state or foreign securities regulatory authorities.


          (b) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from Section 17 of the 1940 Act to permit them to consummate the transactions contemplated by this Plan.


          (c) As soon as practicable after the effective date of the N-14 Registration Statement, the Target Fund shall hold a shareholder meeting to consider and approve this Plan and such other matters as Forum's Board of Trustees may determine.

     3. TRANSFER OF ASSETS AND RELATED TRANSACTIONS. The Trust and Forum shall take the following steps with respect to the Reorganization:

          (a) On or prior to the Closing Date, (i) Forum shall endeavor to pay or make reasonable provision to pay all of the Liabilities, expenses, costs and charges of or attributable to the Target Fund that are Known to the Target Fund and that are due and payable as of the Closing Date, and (ii) the Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its "investment company taxable income" (as defined in section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid) and substantially all of its "net capital gain," if any (as defined in section 1222(11)) for the current taxable year through the Effective Time.

          (b) At the Effective Time, Forum shall assign, transfer, deliver and convey all of the Assets to the Acquiring Fund, subject to all of the Liabilities. The Trust shall then accept the Assets and assume the Liabilities such that at and after the Effective Time
               (i) all of the Assets at or after the Effective Time shall become and be the assets of the Acquiring Fund and (ii) all of the Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund. As a result of such transfer of Assets (including the Target Fund's interest in its Corresponding Portfolio), the Acquiring Fund will become the sole interestholder in such subtrust, whereupon such subtrust will distribute its assets in kind to the Acquiring Fund and will be terminated as a subtrust of Core Trust


          (c) Forum shall assign, transfer, deliver and convey the Assets to the Acquiring Fund at the Effective Time on the following bases:


               (1) In exchange for the transfer of the Assets, the Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Trust shall determine the number of shares of each Acquiring Class to be issued by dividing the Net Value of Assets attributable to the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the Net Value of Assets attributable to the Corresponding Target Class.

               (2) The parties shall determine, as of the Valuation Time, the net asset value of the Acquiring Fund shares to be delivered and the Net Value of Assets to be conveyed, substantially in accordance with the Trust's current valuation procedures. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.


               (3) Forum shall transfer the Assets with good and marketable title to the Trust for the benefit the Acquiring Fund. Forum shall transfer all cash in the form of immediately available funds payable to the order of the Trust for the benefit of the Acquiring Fund. Forum shall transfer any of the Assets that were not transferred to the Trust at the Effective Time to the Trust at the earliest practicable date thereafter.


          (d) The foregoing steps, together with all other related acts necessary to consummate the Reorganization, shall occur at the Trust's principal office on the Closing Date, or at such other place as the parties may agree on. All steps and acts shall be deemed to take place simultaneously at the Effective Time.

          (e) Promptly after the Closing Date (usually within one week), Forum will deliver to the Trust a Statement of Assets and Liabilities of the Target Fund as of the Closing Date.


     4. DISSOLUTION AND LIQUIDATION OF THE TARGET FUND, REGISTRATION OF SHARES AND ACCESS TO RECORDS. The Trust and Forum also shall take the following steps in connection with the Reorganization:


          (a) At or as soon as reasonably practical after the Effective Time, the Target Fund shall dissolve and liquidate by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each Corresponding Target Class shareholder also shall have the right to receive any unpaid dividends or other distributions that the Target Fund declared with respect to the shareholder's Corresponding Target Class shares at or before the Effective Time. The Trust shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; the Target Fund shall simultaneously redeem and cancel on its books all of its issued and outstanding shares of each Corresponding Target Class. The Target Fund shall then wind up its affairs and dissolve as soon as is reasonably possible, but in no event more than six (6) months after the Effective Time, and in accordance with all applicable laws and regulations.

          (b) If a Target Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, the Acquiring Fund shall require the shareholder to (i) furnish the Acquiring Fund with an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares is outstanding in certificate form, deliver to the Acquiring Fund the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or does not apply.


          (c) At and after the Closing Date, Forum shall provide the Trust and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target Fund shareholders and the number and percentage ownership of the outstanding shares of the Corresponding Target Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Target Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, its records as required by Section 31 of and Rules 31a-1 and 31a-2 under the 1940 Act.

     5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF FORUM. Forum, on behalf of itself and, as appropriate, the Target Fund, represents and warrants to, and agrees with, the Trust as follows:


          (a) Forum is a statutory trust, validly existing and in good standing under the laws of the State of Delaware. Forum's Board of Trustees has duly established and designated the Target Fund as a series of Forum and each Corresponding Target Class as a class of the Target Fund. Forum is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect. Before January 1, 1997, Forum "claimed" classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since.

          (b) Forum has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, and to enter into this Plan and to consummate the transactions contemplated herein.

          (c) Forum's Board of Trustees has duly authorized the execution and delivery of this Plan and the transactions contemplated herein. Duly authorized officers of Forum have executed and delivered this Plan. Assuming due execution and delivery of this Plan by the Trust, this Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referenced in Section 2(c), the consummation of the transactions contemplated by this Plan will not, violate Forum's Trust Instrument or By-Laws. Except for obtaining the approval of Target Fund shareholders, Forum does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

          (d) The Target Fund is a "fund" (as defined in Section 851(g)(2) of the Code); it has qualified for treatment as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code ("RIC") for each taxable year since the commencement of its operations and qualifies and shall continue to qualify for treatment as a RIC for its taxable year which includes the Effective Time; it will invest its assets at all times through the Effective Time in a manner that ensures compliance with the foregoing; and it has no earnings and profits accumulated in any taxable year in which the provisions of such Subchapter M did not apply to it.

          (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meeting and at the Effective Time, insofar as they relate to Forum and the Target Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

          (f) Forum has duly authorized and validly issued all of its issued and outstanding shares and all of the shares are validly outstanding, fully paid and non-assessable, and are offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase Target Fund shares, nor are there any securities convertible into Target Fund shares.

          (g) Forum shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other distributions deemed advisable in anticipation of the Reorganization (including distributions pursuant to Section 3(a)(2) hereof). From the date it commenced operations through the Effective Time, the Target Fund shall conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; and before the Effective Time the Target Fund will not
               (a) dispose of and/or acquire any assets (i) for the purpose of satisfying the Acquiring Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC, or (b) otherwise change its historic investment policies.

          (h) At the Effective Time, the Target Fund will have good and marketable title to the Assets and full right, power and authority to assign, transfer, deliver and convey the Assets.

          (i) The Target Financial Statements, copies of which have been previously delivered to the Trust, fairly present the financial position of the Target Fund as of it's most recent fiscal year-end and the results of it's operations and changes in its net assets for the periods indicated. The Target Financial Statements are in accordance with generally accepted accounting principles consistently applied.

          (j) To the Knowledge of the Trust, the Target Fund has no liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the Target Financial Statements, and Liabilities set forth in the Assets List.

          (k) Forum does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Target Fund or the Assets or it's businesses. Forum does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or the Assets or its ability to consummate the transactions contemplated by the Plan.

          (l) Except for contracts, agreements, franchises, licenses, or permits entered into or granted in the ordinary course of its business each case under which no material default exists, Forum is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Target Fund.

          (m) Forum has filed federal income tax returns of the Target Fund, copies of which have been previously delivered to the Trust, for all taxable years, and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no assessment has been asserted with respect to such returns.

          (n) Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Target Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

          (o) The Target Fund incurred the Liabilities in the ordinary course of its business.

          (p) The Target Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code).

          (q) During the five-year period ending at the Effective Time, (a) neither the Target Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Fund shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund shares or Target Fund shares, except for shares redeemed in the ordinary course of the Target Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Fund shares, other than normal, regular dividend distributions made pursuant to the Target Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code.

          (r) Not more than 25% of the value of the Target Fund's total assets (excluding cash, cash items and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.


     6. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE TRUST. The Trust, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with Forum as follows:


          (a) The Trust is organized as a business trust duly created, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Trust's Board of Trustees has duly established and designated the Acquiring Fund as a series of the Trust and each Acquiring Class as a class of the Acquiring Fund. The Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect. Before January 1, 1997, the Trust "claimed" classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since

          (b) The Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, and to enter into this Plan and to consummate the transactions contemplated herein.

          (c) The Trust's Board of Trustees has duly authorized the execution and delivery of this Plan and the transactions contemplated herein. Duly authorized officers of the Trust have executed and delivered this Plan. Assuming due execution and delivery of this Plan by the Trust, this Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Trust's Trust Instrument or By-Laws. The Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

          (d) The Acquiring Fund is a "fund" (as defined in Section 851(g)(2) of the Code); it has qualified for treatment as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code ("RIC"), for each taxable year since the commencement of its operations and qualifies and shall continue to qualify for treatment as a RIC for its taxable year which includes the Effective Time; it will invest its assets at all times through the Effective Time in a manner that ensures compliance with the foregoing; and it has no earnings and profits accumulated in any taxable year in which the provisions of such Subchapter M did not apply to it.

          (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meeting and at the Effective Time of the Reorganization, insofar as they relate to the Trust and the Acquiring Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

          (f) The Trust shall duly authorize the Acquiring Fund shares to be issued and delivered to the Target Fund as of the Effective Time. When issued and delivered, the Acquiring Fund shares shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

          (g) The Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Acquiring Fund or its assets or businesses. There are no facts that the Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or assets or its ability to consummate the transactions contemplated herein.

          (h) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Trust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Acquiring Fund.

          (i) The Trust has filed federal income tax returns of the Acquiring Fund, copies of which have been previously delivered to Forum, for all taxable years, and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no assessment has been asserted with respect to such returns.


          (j) The Trust has made all state filings to register each Acquiring Class in each jurisdiction that the Corresponding Target Class is currently registered and all necessary steps have been taken under all relevant jurisdictions' securities laws to consummate the Reorganization.


          (k) Since August 31, 2002, there has been no material adverse change in the financial condition, business, properties or assets of the Acquiring Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

          (l) No consideration other than Acquiring Fund shares (and the Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

          (m) The Acquiring Fund has no plan or intention to issue additional Acquiring Fund shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund shares, any Acquiring Fund shares issued to the Target Fund's shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act.

          (n) Following the Reorganization, the Acquiring Fund (a) will continue the Target Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of the Target Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, the Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status.

          (o) There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization.

          (p) Immediately after the Reorganization, (a) not more than 25% of the value of the Acquiring Fund's total assets (excluding cash, cash items and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

          (q) The Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Target Fund.

          (r) During the five-year period ending at the Effective Time, neither the Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Fund shares with consideration other than Acquiring Fund shares.

     6A.  CERTAIN  REPRESENTATIONS,  WARRANTIES  AND  AGREEMENTS  OF EACH  FUND.
          Forum, on behalf of itself and, as appropriate, the Target Fund, represents and warrants to, and agrees with, the Trust, and the Trust, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with, Forum, as follows:

          (a) The fair market value of the Acquiring Fund shares each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it constructively surrenders in exchange therefore.

          (b) Its management (a) is unaware of any plan or intention of the Target Fund's shareholders to redeem, sell or otherwise dispose of (i) any portion of their Target Fund shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund shares they receive in the Reorganization to any person "related" (within such meaning) to the Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Target Fund as a series of an open-end investment company, (c) expects that the percentage of Target Fund shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Target Fund shares immediately following the Reorganization.

          (c) Each Target Fund shareholder will pay his or her own expenses (including fees of personal investment or tax advisors for advice regarding the Reorganization), if any, he or she incurs in connection with the Reorganization.

          (d) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject.

          (e) There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount.

          (f) Pursuant to the Reorganization, the Target Fund will transfer to the Acquiring Fund, and the Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, the Target Fund held immediately before the Reorganization. For the purposes of the foregoing, any amounts the Target Fund uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization.

          (g) None of the compensation received by any Target Fund shareholder who is an employee of or service provider to the Target Fund will be separate consideration for, or allocable to, any of the Target Fund shares that shareholder held; none of the Acquiring Fund shares any such shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement or other service agreement; and the consideration paid to any such shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services.

          (h)  Immediately   after  the   Reorganization,   the  Target   Fund's
               shareholders will not own shares constituting "control" (as defined in section 304(c) of the Code) of the Acquiring Fund.

          (i) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

          (j) The aggregate value of the acquisitions, redemptions and distributions limited by Sections 5(q), 6(l) and 6(q) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in the Target Fund at the Effective Time.

     7. CONDITIONS TO FORUM'S OBLIGATIONS. The obligations of Forum set forth herein shall be subject to the following conditions precedent:

          (a) The Trust shall have duly executed and delivered its applicable Reorganization Documents to Forum.

          (b) The Target Fund's shareholders shall have approved this Plan in the manner required by Forum's Trust Instrument and applicable law. If the Target Fund shareholders fail to approve this Plan, that failure shall release Forum's obligations with respect to the Target Fund under this Plan.

          (c) The Trust shall have delivered to Forum a certificate dated as of the Closing Date and executed in its name by the Secretary or Assistant Secretary of the Trust, in a form reasonably satisfactory to Forum, stating that the representations and warranties of the Trust in this Plan are true and correct in all material respects at and as of the Effective Time.

          (d) Forum shall have received an opinion of Kirkpatrick & Lockhart LLP with respect to the tax matters specified in Section 8(d) addressed to Forum and the Trust in form and substance reasonably satisfactory to them, and dated as of the Closing Date.

          (e) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares, and the SEC shall not have instituted or, to the Knowledge of the Trust, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

          (f) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Reorganization.

          (g) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under
               Section 25(c) of the 1940 Act.

          (h) The Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and Effective Time.

          (i)  Forum  shall  have  received  from  the  Trust  a  duly  executed
               instrument   whereby  the  Acquiring  Fund  assumes  all  of  the
               Liabilities of or attributable to the Target Fund.

          (j) Neither party shall have terminated this Plan pursuant to Section 10 of this Plan.

          (k) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit consummation of the Reorganization.

          (l) The parties shall have received a certificate from Forum Financial Group, LLC stating that it and/or its affiliates will pay all audit, legal and proxy solicitation costs incurred by Funds in connection with the Reorganization.

          (m) Forum's Board of Trustees, including a majority of the trustees who are not "interested persons" (as that term is defined in section 2(a)(19) of the 1940 Act) of Forum or the Trust ("Independent Trustees"), shall have determined that the Target Fund's participation in the Reorganization is in the best interests of the Target Fund and that the interests of its existing shareholders will not be diluted as a result of the Reorganization.

          (n) The Parties shall have received such assurances as they deem appropriate with respect to the audited and PRO FORMA financial information of the Funds contained in the N-14 Registration Statement.

     8. CONDITIONS TO THE TRUST'S OBLIGATIONS. The obligations of the Trust set forth herein shall be subject to the following conditions precedent:


          (a) Forum shall have duly executed and delivered its applicable Reorganization Documents to the Trust.


          (b) The Target Fund's shareholders shall have approved this Plan in the manner required by Forum's Trust Instrument and applicable law. If the Target Fund shareholders fail to approve this Plan, that failure shall release the Trust's obligations with respect to the Acquiring Fund under this Plan.

          (c) Forum shall have delivered to the Trust a certificate dated as of the Closing Date executed in its name by its Secretary or Assistant Secretary, in a form reasonably satisfactory to the Trust, stating that the representations and warranties of Forum in this Plan are true and correct in all material respects at and as of the Effective Time.

          (d) The Trust shall have received an opinion of Kirkpatrick & Lockhart LLP addressed to the Trust and Forum in form and substance reasonably satisfactory to them as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Plan, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and certificates delivered pursuant to this Plan. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

               (1) The Reorganization will qualify as a "reorganization" (as defined in Code Section 368(a)) and the each Fund will be a "party to a reorganization" within the meaning of Code
                    Section 368(b).

               (2) The Target Fund shareholders will recognize no gain or loss on their receipt of Acquiring Fund shares constructively in exchange for their Target Fund shares pursuant to the Reorganization.

               (3) The Target Fund will recognize no gain or loss on the transfer of all of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities pursuant to the Reorganization or on its distribution of those shares to its shareholders pursuant to its liquidation in constructive exchange for their Target Fund shares.

               (4) The Acquiring Fund will recognize no gain or loss on its acquisition of all of the Assets in solely exchange for Acquiring Fund shares and its assumption of the Liabilities.

               (5) The aggregate tax basis in the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will equal the aggregate tax basis in the Target Fund shares surrendered in exchange therefore, (1) and(5) the shareholder's holding period for the Acquiring Fund shares will include the period that the shareholder held the Target Fund shares exchanged therefore, provided that the shareholder held such Target Fund shares as a capital asset at the Effective Time.

               (6) The Acquiring Fund's basis in the Assets will equal the Target Fund's basis in the Assets immediately before the Reorganization, and the Acquiring Fund's holding period for the Assets will include the period during which the Target Fund held the Assets.

               (7) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Target Fund as of the Effective Time. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder.

          (e) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares, and no stop order suspending the effectiveness of the N-14 Registration Statement shall have been instituted or, the Knowledge of the Trust, contemplated by the SEC.

          (f) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

          (g) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under
               Section 25(c) of the 1940 Act.

          (h) Forum shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and Effective Time.

          (i) Neither party shall have terminated this Plan pursuant to Section 10 of this Plan.

          (j) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit consummation of the Reorganization.

          (k) The parties shall have received a certificate from Forum Financial Group, LLC stating that it and/or its affiliates will pay all audit, legal and proxy solicitation costs incurred by the Funds in connection with the Reorganization.

          (l) The Board of Trustees of the Trust, including its Independent Trustee, shall have determined that the Acquiring Fund's participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of its existing shareholders will not be diluted as a result of the Reorganization.

          (m) The Parties shall have received such assurances as they deem appropriate with respect to the audited and PRO FORMA financial information of the Funds contained in the N-14 Registration Statement.


     9. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.


     10. TERMINATION OF PLAN. A majority of a party's Board of Trustees may terminate this Plan, by giving notice to the other party at any time before the Effective Time if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied or (ii) the Board of Trustees determines that the consummation of the Reorganization is not in the best interests of shareholders.


     11. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.


     12. BROKERAGE FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Plan.

     13. AMENDMENTS. The parties may, by agreement in writing authorized by its respective Boards of Trustees, amend this Plan at any time before or after the Target Fund's shareholders approve this Plan. However, after the Target Fund's shareholders have approved this Plan, the parties may not amend this Plan in a manner that materially alters the obligations of either party with respect to the Reorganization. The parties shall not deem this Section to preclude them from changing the Closing Date or the Effective Time by mutual agreement.


     14. WAIVERS. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.


     15. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganization, as the other shall deem necessary, advisable or appropriate.

     16. UPDATING OF N-14 REGISTRATION STATEMENT. If at any time prior to the Effective Date, a party becomes aware of any material information that is not reflected in the N-14 Registration Statement, the party discovering the information shall promptly notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC, and, if appropriate, distributing to shareholders appropriate disclosure with respect to the information.

     17. LIMITATION ON LIABILITIES. The obligations of Forum and the Target Fund or the Trust and the Acquiring Fund shall not bind any of their respective Trustees, shareholders, nominees, officers, agents, or employees of Forum or the Trust personally, but shall bind only the assets and property of the Target Fund and Acquiring Fund, respectively. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Target Fund or the Acquiring Fund, as appropriate.

     18. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:


          For Forum:

                   Leslie K. Klenk
                   Forum Financial Group, LLC
                   Two Portland Square
                   Portland, Maine 04101

          With copies to:

                   Anthony C.J. Nuland, Esq.
                   Seward & Kissel LLP
                   1200 G Street, N.W., Suite 350
                   Washington, D.C. 20005

          For Monarch:

                   Patrick J. Keniston
                   Forum Financial Group, LLC
                   Two Portland Square
                   Portland, ME 04101

          With copies to:

                   Robert J. Zutz, Esq.
                   Kirkpatrick & Lockart LLP
                   1800 Massachusetts Avenue, NW
                   Washington, D.C. 20036-1800


     19. GENERAL. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.


                           THE REMAINDER OF THIS PAGE
                          WAS INTENTIONALLY LEFT BLANK

     IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

                                                     FORUM FUNDS,

                                                     for itself and on behalf of each of Daily Assets
                                                     Treasury Obligations Fund, Daily Assets Government
                                                     Obligations Fund, and Daily Assets Cash Fund


ATTEST:

____________________________________________         By:    ______________________________________________
Name:                                                       Name:
Title:                                                      Title:



                                                     MONARCH FUNDS,

                                                     for itself and on behalf of each of Daily Assets Treasury
                                                     Fund, Daily Assets Government Fund, and Daily Assets
                                                     Cash Fund


ATTEST:

____________________________________________         By:    ______________________________________________
Name:                                                Name:
Title:                                               Title:

                                   SCHEDULE A

                            CORRESPONDING CLASS TABLE

--------------------------------- ------------------------------- ------------------------------ -------------------------------

                                                                  CORRESPONDING                  CORRESPONDING
ACQUIRING FUND                    ACQUIRING CLASS                 TARGET FUND                    TARGET CLASS
--------------------------------- ------------------------------- ------------------------------ -------------------------------

--------------------------------- ------------------------------- ------------------------------ -------------------------------
DAILY ASSETS TREASURY FUND        Universal Shares                DAILY ASSETS TREASURY          Institutional Shares
                                                                  OBLIGATIONS FUND
--------------------------------- ------------------------------- ------------------------------ -------------------------------
                                  Institutional Service Shares                                   Institutional Service Shares
--------------------------------- ------------------------------- ------------------------------ -------------------------------

--------------------------------- ------------------------------- ------------------------------ -------------------------------
DAILY ASSETS GOVERNMENT FUND      Universal Shares                DAILY ASSETS GOVERNMENT        Institutional Shares
                                                                  OBLIGATIONS FUND
--------------------------------- ------------------------------- ------------------------------ -------------------------------
                                  Institutional Service Shares                                   Institutional Service Shares
--------------------------------- ------------------------------- ------------------------------ -------------------------------
                                  Investor Shares                                                Investor Shares
--------------------------------- ------------------------------- ------------------------------ -------------------------------

--------------------------------- ------------------------------- ------------------------------ -------------------------------
DAILY ASSETS CASH FUND            Universal Shares                DAILY ASSETS CASH FUND         Institutional Shares

--------------------------------- ------------------------------- ------------------------------ -------------------------------
                                  Institutional Service Shares                                   Institutional Service Shares
--------------------------------- ------------------------------- ------------------------------ -------------------------------
                                  Investor Shares                                                Investor Shares
--------------------------------- ------------------------------- ------------------------------ -------------------------------

--------------------------------- ------------------------------- ------------------------------ -------------------------------


                                      -A1-

                                    EXHIBIT B

                              FINANCIAL HIGHLIGHTS

                               FORUM TREASURY FUND
                              FORUM GOVERNMENT FUND
                                 FORUM CASH FUND


The following tables are intended to help you understand the performance of each Forum Series. Total return in the table represents the rate an investor would have earned on an investment in a Forum Series (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Forum Series' financial statements and independent auditors' report are included in the Annual Report dated August 31, 2002, which is available upon request, without charge.

INSTITUTIONAL SHARES OF EACH FORUM SERIES

                            SELECTED DATA FOR A SINGLE SHARE                                      RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------                    ---------------------------------------------
                                                                                          Net                Ratios to
                                                                                       Assets at        Average Net Assets(a)
                     Beginning           Distributions Distribution  Ending             End of    ----------------------------------
                     Net Asset    Net      From Net      From Net   Net Asset           Period                 Net
                     Value Per Investment Investment     Realized   Value per  Total    (000's       Net    Investment   Gross
Year Ended August 31   Share     Income     Income         Gain       Share    Return   Omitted)  Expenses    Income    Expenses(b)
------------------------------------------------------------------------------------------------------------------------------------
FORUM TREASURY FUND
------------------------------------------------------------------------------------------------------------------------------------
   2002                $1.00     $0.02      $(0.02)        -(d)       $1.00     1.82%   $103,281     0.20%    1.86%      0.29%
------------------------------------------------------------------------------------------------------------------------------------
   2001                 1.00      0.05       (0.05)          -         1.00     5.18%    167,593     0.20%    4.91%      0.29%
------------------------------------------------------------------------------------------------------------------------------------
   2000                 1.00      0.06       (0.06)          -         1.00     5.74%    108,372     0.20%    5.65%      0.33%
------------------------------------------------------------------------------------------------------------------------------------
   1999                 1.00      0.05       (0.05)        -(d)        1.00     4.67%     86,295     0.20%    4.58%      0.32%
------------------------------------------------------------------------------------------------------------------------------------
   1998 (c)             1.00      0.03       (0.03)          -         1.00     3.34%    110,561     0.20%    5.41%      0.47%
------------------------------------------------------------------------------------------------------------------------------------
FORUM GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
   2002                $1.00     $0.02      $(0.02)        -(d)       $1.00     2.17%    $51,620     0.20%    2.16%      0.32%
------------------------------------------------------------------------------------------------------------------------------------
   2001                 1.00      0.05       (0.05)        -(d)        1.00     5.34%     56,093     0.20%    5.18%      0.32%
------------------------------------------------------------------------------------------------------------------------------------
   2000                 1.00      0.06       (0.06)        -(d)        1.00     5.94%     34,909     0.20%    5.83%      0.37%
------------------------------------------------------------------------------------------------------------------------------------
   1999                 1.00      0.05       (0.05)          -         1.00     4.98%     26,627     0.20%    4.85%      0.40%
------------------------------------------------------------------------------------------------------------------------------------
   1998 (c)             1.00      0.03       (0.03)          -         1.00     3.24%     15,352     0.20%    5.43%      0.74%
------------------------------------------------------------------------------------------------------------------------------------
FORUM CASH FUND
------------------------------------------------------------------------------------------------------------------------------------
   2002                $1.00     $0.02      $(0.02)         -(d)      $1.00     2.13%    $35,199     0.20%    2.20%      0.31%
------------------------------------------------------------------------------------------------------------------------------------
   2001                 1.00      0.05       (0.05)          -         1.00     5.50%     56,263     0.20%    5.20%      0.31%
------------------------------------------------------------------------------------------------------------------------------------
   2000                 1.00      0.06       (0.06)          -         1.00     6.05%     42,165     0.20%    5.93%      0.34%
------------------------------------------------------------------------------------------------------------------------------------
   1999                 1.00      0.05       (0.05)          -         1.00     5.07%     38,926     0.20%    4.93%      0.35%
------------------------------------------------------------------------------------------------------------------------------------
   1998 (c)             1.00      0.03       (0.03)          -         1.00     2.70%     28,396     0.20%    5.46%      0.68%

------------------------------------------------------------------------------------------------------------------------------------


(a)  All ratios for periods less than one year are annualized.

(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for each Forum Series and its corresponding Portfolio.

(c) Institutional Shares of Forum Treasury Fund, Forum Government Fund and Forum Cash Fund commenced operations on January 22, 1998, January 30, 1998 and March 13, 1998, respectively.

(d)  Less than $0.01 per share.

INSTITUTIONAL SERVICE SHARES OF EACH FORUM SERIES

                            SELECTED DATA FOR A SINGLE SHARE                                      RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------                    ---------------------------------------------
                                                                                          Net                Ratios to
                                                                                       Assets at        Average Net Assets(a)
                     Beginning           Distributions Distribution  Ending             End of    ----------------------------------
                     Net Asset    Net      From Net      From Net   Net Asset           Period                 Net
                     Value Per Investment Investment     Realized   Value per  Total    (000's       Net    Investment   Gross
Year Ended August 31   Share     Income     Income         Gain       Share    Return   Omitted)  Expenses    Income    Expenses(b)
------------------------------------------------------------------------------------------------------------------------------------
FORUM TREASURY FUND
------------------------------------------------------------------------------------------------------------------------------------
   2002                $1.00     $0.02     $(0.02)         - (d)       $1.00     1.57%    $11,657    0.45%     1.59%       0.71%
------------------------------------------------------------------------------------------------------------------------------------
   2001                 1.00      0.05      (0.05)            -         1.00     4.92%     15,575    0.45%     4.62%       0.70%
------------------------------------------------------------------------------------------------------------------------------------
   2000                 1.00      0.05      (0.05)            -         1.00     5.48%      7,374    0.45%     5.25%       0.78%
------------------------------------------------------------------------------------------------------------------------------------
   1999                 1.00      0.04      (0.04)            -         1.00     4.41%     18,369    0.45%     4.34%       0.89%
------------------------------------------------------------------------------------------------------------------------------------
   1998 (c)             1.00      0.02      (0.02)            -         1.00     2.19%      4,448    0.45%     5.16%       1.53%
------------------------------------------------------------------------------------------------------------------------------------
FORUM GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
   2002                $1.00     $0.02     $(0.02)          -(d)       $1.00     1.91%    $57,520    0.45%     1.93%       0.62%
------------------------------------------------------------------------------------------------------------------------------------
   2001                 1.00      0.05      (0.05)          -(d)        1.00     5.08%     46,764    0.45%     5.04%       0.62%
------------------------------------------------------------------------------------------------------------------------------------
   2000                 1.00      0.06      (0.06)          -(d)        1.00     5.68%     57,347    0.45%     5.67%       0.70%
------------------------------------------------------------------------------------------------------------------------------------
   1999                 1.00      0.05      (0.05)            -         1.00     4.72%     22,328    0.45%     4.54%       0.80%
------------------------------------------------------------------------------------------------------------------------------------
   1998 (c)             1.00      0.02      (0.02)            -         1.00     2.22%      2,390    0.45%     5.16%       2.13%
------------------------------------------------------------------------------------------------------------------------------------
FORUM CASH FUND
------------------------------------------------------------------------------------------------------------------------------------
   2002                $1.00     $0.02     $(0.02)          - (d)      $1.00     1.87%    $49,965    0.45%     1.87%       0.63%
------------------------------------------------------------------------------------------------------------------------------------
   2001                 1.00      0.05      (0.05)            -         1.00     5.23%     54,475    0.45%     5.14%       0.62%
------------------------------------------------------------------------------------------------------------------------------------
   2000                 1.00      0.06      (0.06)            -         1.00     5.78%     52,428    0.45%     5.61%       0.66%
------------------------------------------------------------------------------------------------------------------------------------
   1999                 1.00      0.05      (0.05)          -(d)        1.00     4.81%     58,661    0.45%     4.59%       0.70%
------------------------------------------------------------------------------------------------------------------------------------
   1998                 1.00      0.05      (0.05)            -         1.00     5.34%      5,235    0.46%     5.22%       0.90%

------------------------------------------------------------------------------------------------------------------------------------


(a)  All ratios for periods less than one year are annualized.

(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for each Forum Series and its corresponding Portfolio.

(c)  Institutional  Service Shares of Forum  Treasury Fund and Forum  Government
     Fund   commenced   operations   on  April  1,  1998  and  March  30,  1998,
     respectively.

(d)  Less than $0.01 per share.

INVESTOR SHARES OF EACH FORUM SERIES

                            SELECTED DATA FOR A SINGLE SHARE                                      RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------                    ---------------------------------------------
                                                                                          Net                Ratios to
                                                                                       Assets at        Average Net Assets(a)
                     Beginning           Distributions Distribution  Ending             End of    ----------------------------------
                     Net Asset    Net      From Net      From Net   Net Asset           Period                 Net
                     Value Per Investment Investment     Realized   Value per  Total    (000's       Net    Investment   Gross
Year Ended August 31   Share     Income     Income         Gain       Share    Return   Omitted)  Expenses    Income    Expenses(b)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------

FORUM GOVERNMENT  FUND
------------------------------------------------------------------------------------------------------------------------------
   2002                       $1.00     $0.01   $(0.01)    -(d)       $1.00   1.46%       $562    0.90%     1.37%      4.48%
------------------------------------------------------------------------------------------------------------------------------
   2001                        1.00      0.05    (0.05)    -(d)        1.00   4.61%        364    0.90%     4.48%      5.46%
------------------------------------------------------------------------------------------------------------------------------
   2000                        1.00      0.05    (0.05)    -(d)        1.00   5.21%        406    0.90%     5.33%      6.24%
------------------------------------------------------------------------------------------------------------------------------
   1999                        1.00      0.04    (0.04)      -         1.00   4.32%         11    0.84%     4.24%    148.94%
------------------------------------------------------------------------------------------------------------------------------
   1998 (c)                    1.00      0.02    (0.02)      -         1.00   0.35%         10    0.78%     5.06%    766.21%
------------------------------------------------------------------------------------------------------------------------------
FORUM CASH FUND
------------------------------------------------------------------------------------------------------------------------------
   2002                       $1.00     $0.01   $(0.01)    -(d)       $1.00   1.41%       $681    0.90%     1.47%      3.81%
------------------------------------------------------------------------------------------------------------------------------
   2001                        1.00      0.05    (0.05)      -         1.00   4.76%        585    0.90%     4.79%      3.37%
------------------------------------------------------------------------------------------------------------------------------
   2000                        1.00      0.05    (0.05)      -         1.00   5.31%      4,333    0.90%     5.58%      1.84%
------------------------------------------------------------------------------------------------------------------------------
   1999                        1.00      0.04    (0.04)      -         1.00   4.40%        458    0.90%     4.13%      9.24%
------------------------------------------------------------------------------------------------------------------------------
   1998 (c)                    1.00      0.02    (0.02)      -         1.00   0.37%         10    0.78%     5.25%    709.02%

------------------------------------------------------------------------------------------------------------------------------



(a)  All ratios for period less than one year are annualized.

(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.

(c) Investor Shares of Forum Government Fund and Forum Cash Fund commenced operations on August 6, 1998.

(d)  Less than $0.01 per share.

                                    EXHIBIT C

                              FINANCIAL HIGHLIGHTS

                              MONARCH TREASURY FUND
                             MONARCH GOVERNMENT FUND
                                MONARCH CASH FUND


The following tables are intended to help you understand the performance of each Monarch Series. Total return in the table represents the rate an investor would have earned on an investment in a Monarch Series (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Monarch Series' financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

UNIVERSAL SHARES OF EACH MONARCH SERIES

                            SELECTED DATA FOR A SINGLE SHARE                              RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------              -----------------------------------------------
                                                                                    Net                Ratios to
                                                                                 Assets at        Average Net Assets(a)
                     Beginning             Distributions  Ending                  End of    ------------------------------------
                     Net Asset      Net      From Net    Net Asset                Period                  Net
                     Value Per   Investment Investment   Value per       Total    (000's       Net     Investment     Gross
Year Ended August 31   Share       Income     Income       Share         Return   Omitted)  Expenses     Income      Expenses(b)
------------------------------------------------------------------------------------------------------------------------------
MONARCH TREASURY FUND
------------------------------------------------------------------------------------------------------------------------------
   2002(c)                $1.00      $0.02     $(0.02)     $1.00       1.82%      $   105     0.20%      1.81%       8.77%
------------------------------------------------------------------------------------------------------------------------------
   2001                    1.00       0.05      (0.05)      1.00       5.24%          102     0.20%      6.22%       0.92%
------------------------------------------------------------------------------------------------------------------------------
   2000(d)                 1.00       0.04      (0.04)      1.00       4.02%        5,976     0.20%      5.86%       0.38%
------------------------------------------------------------------------------------------------------------------------------
MONARCH GOVERNMENT
FUND
------------------------------------------------------------------------------------------------------------------------------
   2002(c)                $1.00      $0.02     $(0.02)     $1.00       2.17%    $  81,426     0.21%      2.17%       0.25%
------------------------------------------------------------------------------------------------------------------------------
   2001                    1.00       0.05      (0.05)      1.00       5.34%      164,500     0.20%      5.29%       0.23%
------------------------------------------------------------------------------------------------------------------------------
   2000                    1.00       0.06      (0.06)      1.00       5.94%      225,697     0.20%      5.73%       0.24%
------------------------------------------------------------------------------------------------------------------------------
   1999                    1.00       0.05      (0.05)      1.00       5.00%      277,549     0.18%      4.88%       0.25%
------------------------------------------------------------------------------------------------------------------------------
   1998                    1.00       0.05      (0.05)      1.00       5.63%      253,644     0.18%      5.48%       0.26%
------------------------------------------------------------------------------------------------------------------------------
MONARCH CASH FUND
------------------------------------------------------------------------------------------------------------------------------
   2002                   $1.00      $0.02     $(0.02)     $1.00       2.12%      $46,833     0.21%      2.03%       0.25%
------------------------------------------------------------------------------------------------------------------------------
   2001                    1.00       0.05      (0.05)      1.00       5.49%       37,236     0.20%      5.68%       0.24%
------------------------------------------------------------------------------------------------------------------------------
   2000                    1.00       0.06      (0.06)      1.00       6.04%       70,451     0.20%      5.84%       0.23%
------------------------------------------------------------------------------------------------------------------------------
   1999                    1.00       0.05      (0.05)      1.00       5.09%       98,705     0.18%      4.99%       0.25%
------------------------------------------------------------------------------------------------------------------------------
   1998                    1.00       0.06      (0.06)      1.00       5.65%       91,671     0.18%      5.48%       0.29%
------------------------------------------------------------------------------------------------------------------------------

(a)  All ratios for periods less than one year are annualized.

(b) During certain periods, fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.

(d)  Commenced operations on December 30, 1999.

INSTITUTIONAL SERVICE SHARES (FORMERLY INSTITUTIONAL SHARES) OF MONARCH TREASURY FUND

                            SELECTED DATA FOR A SINGLE SHARE                              RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------              -----------------------------------------------
                                                                                    Net                Ratios to
                                                                                 Assets at        Average Net Assets(a)
                     Beginning             Distributions  Ending                  End of    ------------------------------------
                     Net Asset      Net      From Net    Net Asset                Period                  Net
                     Value Per   Investment Investment   Value per       Total    (000's       Net     Investment     Gross
Year Ended August 31   Share       Income     Income       Share         Return   Omitted)  Expenses     Income      Expenses(b)
------------------------------------------------------------------------------------------------------------------------------
MONARCH TREASURY FUND
------------------------------------------------------------------------------------------------------------------------------
   2002(b)                $1.00      $0.02     $(0.02)     $1.00       1.57%      $20,068     0.45%      1.68%       0.62%
------------------------------------------------------------------------------------------------------------------------------
   2001                    1.00       0.05      (0.05)      1.00       4.92%       50,554     0.45%      4.57%       0.61%
------------------------------------------------------------------------------------------------------------------------------
   2000                    1.00       0.05      (0.05)      1.00       5.47%       30,480     0.45%      5.30%       0.62%
------------------------------------------------------------------------------------------------------------------------------
   1999                    1.00       0.04      (0.04)      1.00       4.50%       55,134     0.45%      4.43%       0.62%
------------------------------------------------------------------------------------------------------------------------------
   1998                    1.00       0.05      (0.05)      1.00       5.11%       91,122     0.45%      5.00%       0.67%
------------------------------------------------------------------------------------------------------------------------------

(a) During certain periods, fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(b) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.

INSTITUTIONAL SERVICE SHARES OF MONARCH GOVERNMENT FUND AND MONARCH CASH FUND

Data for Universal Shares of Monarch Government Fund and Monarch Cash Fund are included in the table as Institutional Service Shares had not commenced operations as of August 31, 2002. The total return of Institutional Service Shares would have been different from that of Universal Shares because of the different expenses of Institutional Service Shares.

                            SELECTED DATA FOR A SINGLE SHARE                              RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------              -----------------------------------------------
                                                                                    Net                Ratios to
                                                                                 Assets at        Average Net Assets(a)
                     Beginning             Distributions  Ending                  End of    ------------------------------------
                     Net Asset      Net      From Net    Net Asset                Period                  Net
                     Value Per   Investment Investment   Value per       Total    (000's       Net     Investment     Gross
Year Ended August 31   Share       Income     Income       Share         Return   Omitted)  Expenses     Income      Expenses(b)
-------------------------------------------------------------------------------------------------------------------------------
MONARCH GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
  2002(b)                      $1.00      $0.02       $(0.02)    $1.00    2.17%     $ 81,426    0.21%      2.17%        0.25%
-------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00       0.05        (0.05)     1.00    5.34%      164,500    0.20%      5.29%        0.23%
-------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00       0.06        (0.06)     1.00    5.94%      225,697    0.20%      5.73%        0.24%
-------------------------------------------------------------------------------------------------------------------------------
  1999                          1.00       0.05        (0.05)     1.00    5.00%      277,549    0.18%      4.99%        0.25%
-------------------------------------------------------------------------------------------------------------------------------
  1998                          1.00       0.05        (0.05)     1.00    5.63%      253,644    0.18%      5.48%        0.26%
-------------------------------------------------------------------------------------------------------------------------------
MONARCH CASH FUND
-------------------------------------------------------------------------------------------------------------------------------
  2002                         $1.00      $0.02       $(0.02)    $1.00    2.12%      $46,833    0.21%      2.03%        0.25%
-------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00       0.05        (0.05)     1.00    5.49%      37,236     0.20%      5.68%        0.24%
-------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00       0.06        (0.06)     1.00    6.04%      70,451     0.20%      5.84%        0.23%
-------------------------------------------------------------------------------------------------------------------------------
  1999                          1.00       0.05        (0.05)     1.00    5.09%      98,705     0.18%      4.99%        0.25%
-------------------------------------------------------------------------------------------------------------------------------
  1998                          1.00       0.06        (0.06)     1.00    5.65%      91,671     0.18%      5.48%        0.29%

-------------------------------------------------------------------------------------------------------------------------------


(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(b) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share

INVESTOR SHARES OF EACH MONARCH SERIES

                            SELECTED DATA FOR A SINGLE SHARE                              RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------              -----------------------------------------------
                                                                                    Net                Ratios to
                                                                                 Assets at        Average Net Assets(a)
                     Beginning             Distributions  Ending                  End of    ------------------------------------
                     Net Asset      Net      From Net    Net Asset                Period                  Net
                     Value Per   Investment Investment   Value per       Total    (000's       Net     Investment     Gross
Year Ended August 31   Share       Income     Income       Share         Return   Omitted)  Expenses     Income      Expenses(b)
-------------------------------------------------------------------------------------------------------------------------------
MONARCH TREASURY FUND
-----------------------------------------------------------------------------------------------------------------------------
   2002(c)                       $1.00       $0.01    $(0.01)     $1.00    1.17%     $133,758   0.85%   1.22%       0.87%
-----------------------------------------------------------------------------------------------------------------------------
   2001                           1.00        0.04     (0.04)      1.00    4.52%      233,138   0.84%   4.52%       0.84%
-----------------------------------------------------------------------------------------------------------------------------
   2000                           1.00        0.05     (0.05)      1.00    5.06%      314,305   0.84%   5.01%       0.85%
-----------------------------------------------------------------------------------------------------------------------------
   1999                           1.00        0.04     (0.04)      1.00    4.10%      232,624   0.83%   4.02%       0.89%
-----------------------------------------------------------------------------------------------------------------------------
   1998                           1.00        0.05     (0.05)      1.00    4.72%       57,957   0.82%   4.62%       0.91%
-----------------------------------------------------------------------------------------------------------------------------
MONARCH GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
   2002(c)                       $1.00       $0.02    $(0.02)     $1.00      1.52%    $58,397     0.85% 1.43%       0.85%
-----------------------------------------------------------------------------------------------------------------------------
   2001                           1.00        0.05     (0.05)      1.00      4.68%     61,546     0.84% 4.51%       0.84%
-----------------------------------------------------------------------------------------------------------------------------
   2000(d)                        1.00        0.04     (0.04)      1.00      3.68%     36,091     0.85% 5.70%       0.97%
-----------------------------------------------------------------------------------------------------------------------------
MONARCHS CASH FUND
-----------------------------------------------------------------------------------------------------------------------------
   2002                          $1.00       $0.01    $(0.01)     $1.00    1.48%     $646,285   0.83%   1.51%       0.83%
-----------------------------------------------------------------------------------------------------------------------------
   2001                           1.00        0.05     (0.05)      1.00    4.85%      791,138   0.82%   4.78%       0.82%
-----------------------------------------------------------------------------------------------------------------------------
   2000                           1.00        0.05     (0.05)      1.00    5.38%      994,191   0.83%   5.40%       0.85%
-----------------------------------------------------------------------------------------------------------------------------
   1999                           1.00        0.04     (0.04)      1.00    4.41%      269,421   0.83%   4.30%       0.85%
-----------------------------------------------------------------------------------------------------------------------------
   1998                           1.00        0.05     (0.05)      1.00    4.97%      181,754   0.83%   4.86%       0.86%
-----------------------------------------------------------------------------------------------------------------------------

(a)  All ratios for periods of less than one year are annualized.

(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any fee waivers and expense reimbursements.

(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.

(d)  Commenced operations on December 30, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MONARCH FUNDS

              DAILY ASSETS TREASURY FUND ("MONARCH TREASURY FUND")
            DAILY ASSETS GOVERNMENT FUND ("MONARCH GOVERNMENT FUND")
                  DAILY ASSETS CASH FUND ("MONARCH CASH FUND")


                                 APRIL 25, 2003

     This Statement of Additional Information supplements the Combined Proxy Statement/Prospectus dated April 25, 2003 relating to:


1. A proposal to approve an Agreement and Plan of Reorganization between Forum Funds, another registered investment company, on behalf of Daily Assets Treasury Obligations Fund ("Forum Treasury Fund"), Daily Assets Government Obligations Fund ("Forum Government Fund"), and Daily Assets Cash Fund ("Forum Cash Fund") (each a "Forum Series"), and Monarch Funds ("Monarch"), on behalf of its series, Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund (the "Plan"). Under the Plan, each of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund will (a) transfer its assets to Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund, respectively (each a "Monarch Series"), solely in exchange for shares of that corresponding Monarch Series and the corresponding Monarch Series' assumption of the applicable Forum Series' liabilities and (b) then distribute the shares received from the Monarch Series proportionately to its shareholders and terminate (collectively, the "Reorganizations").


     This Statement of Additional Information consists of this cover page and the Pro Forma financial statements for each Monarch Series reflecting the Reorganizations as of August 31, 2002, which follows as Appendix A.

     The following documents, each of which has been filed with the Securities and Exchange Commission, are incorporated herein by reference and legally part of this Statement of Additional Information:

     1. Statement of Additional Information dated April 23, 2003 for each Monarch Series;

     2. Statement of Additional Information dated December 31, 2002 for each Forum Series;

     3.   Annual Report dated August 31, 2002 for each Monarch Series; and

     4.   Annual Report dated August 31, 2002 for each Forum Series.

     This Statement of Additional Information is not a Prospectus; a Combined Proxy Statement/Prospectus dated April 25, 2003, relating to the Reorganizations may be obtained without charge by writing Forum Shareholder Services, LLC at P.O. Box 446, Portland, Maine 04112 or calling (800) 754-8757. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Prospectus/Proxy Statement.

             PRO FORMA FINANCIAL STATEMENTS OF EACH MONARCH SERIES
              REFLECTING THE REORGANIZATIONS AS OF AUGUST 31, 2002



                                  Appendix A-1

                          PRO FORMA COMBINED FINANCIAL
                INFORMATION FOR THE PERIOD ENDED AUGUST 31, 2002
                ------------------------------------------------

     The following unaudited pro forma combined financial information relates to the acquisition of all the assets and liabilities of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, and Daily Assets Cash Fund (the "Daily Assets Funds") in exchange for shares of Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund, and Monarch Daily Assets Cash Fund (the "Monarch Funds"), respectively. The information gives effect to the reorganization of the funds as if it had occurred on August 31, 2002, and consists of a statement of assets and liabilities as of August 31, 2002, a statement of operations for the year ended August 31, 2002, and a capitalization table as of August 31, 2003. The Monarch Funds and Daily Asset Funds (each a "Fund") are currently part of a master-feeder arrangement where each Fund seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. The Core Trust schedule of investments in available in both the Funds' and Monarch Funds' annual report.

     Each Portfolio directly acquires securities and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if its Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement. As a result of the reorganization, the master-feeder structure will be dissolved and the Funds will invest their investable assets directly in securities to achieve its investment objective.

     The pro forma combined results of operations represent the level of expenses of Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund, and Monarch Daily Assets Cash Fund following the merger as if the merger had been consummated on August 31, 2002. There is no guarantee that the pro forma financial information will accurately predict the actual results of the surviving Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund, and Monarch Daily Assets Cash Fund. This unaudited information should be read in conjunction with the separate financial statements of the Monarch Funds and the Daily Asset Funds.



                                  Appendix A-2

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES - MONARCH DAILY ASSETS TREASURY FUND
AUGUST 31, 2002

--------------------------------------------------------------------------------

                                                                                                                       PRO FORMA
                                                                                                                        MONARCH
                                                                 MONARCH         DAILY ASSETS                         DAILY ASSETS
                                                               DAILY ASSETS       TREASURY                             TREASURY
                                                                 TREASURY        OBLIGATIONS                             FUND
                                                                   FUND              FUND            ADJUSTMENTS         TOTAL
                                                             ----------------  ----------------  -----------------------------------

Assets
    Investments
       Securities at amortized cost                            $ 156,553,029     $ 115,111,061     $ (75,567,894)1    $ 196,096,196
       Repurchase agreements at amortized cost                             -                 -        75,550,000 1       75,550,000
    Total investment, at amortized cost                          156,553,029       115,111,061           (17,894)1      271,646,196
    Cash                                                                   -                 -            39,274 1           39,274
    Receivables:
       Interest and other receivables                                      -                 -             7,817 1            7,817
       Receivable from Administrator                                   1,147                 -                 -              1,147
    Organization costs, net of amortization                                -               457              (457)3                -
    Prepaid expenses                                                   1,590             4,432             8,081 1,3         14,103

                                                             ----------------  ----------------  ----------------   ----------------
Total Assets                                                     156,555,766       115,115,950            36,821        271,708,537
                                                             ----------------  ----------------  ----------------   ----------------

Liabilities
    Payables:
       Fund shares redeemed                                                -                 -         2,509,198 2        2,509,198
       Dividends                                                      10,892           159,620                 -            170,512
    Accrued Liabilities:
       Investment advisory fees                                            -                 -             9,534 1            9,534
       Administration fees                                             9,904                 -            13,686 1           23,590
       Transfer agent fees                                            35,630             6,383                 -             42,013
       Custodian fees                                                      -                 -             5,999 1            5,999
       Shareholder Service Agent fees                                 18,789             1,780                 -             20,569
       Distributor  fees                                              35,198                 -                 -             35,198
       Other                                                           5,618             9,717             7,602 1           22,937
                                                             ----------------  ----------------  ----------------   ----------------

Total Liabilities                                                    116,031           177,500         2,546,019          2,839,550
                                                             ----------------  ----------------  ----------------   ----------------

Net Assets                                                     $ 156,439,735     $ 114,938,450      $ (2,509,198)     $ 268,868,987
                                                             ================  ================  ================   ================

Components of Net Assets
    Paid in capital                                            $ 156,414,732     $ 114,929,437      $ (2,509,198)2    $ 268,834,971
    Undistributed (distributions in excess of) net investment income  24,951             9,002                 -             33,953
    Accumulated net realized gain                                         52                11                 -                 63
                                                             ----------------  ----------------  ----------------   ----------------

Net Assets                                                     $ 156,439,735     $ 114,938,450      $ (2,509,198)     $ 268,868,987
                                                             ================  ================  ================   ================

Net Assets by Class of Shares
    Universal Shares                                               $ 104,336               $ -     $ 103,281,355 4    $ 103,385,691
    Institutional Service Shares                                           -        11,657,095        20,067,958 4       31,725,053
    Institutional Shares                                          20,067,958       103,281,355      (123,349,313)4                -
    Investor Shares                                              133,758,243                 -                 -        133,758,243
    Service Shares                                                 2,509,198                 -        (2,509,198)2                -
                                                             ----------------  ----------------  ----------------   ----------------

Net Assets                                                     $ 156,439,735     $ 114,938,450      $ (2,509,198)     $ 268,868,987
                                                             ================  ================  ================   ================

Shares of Beneficial Interest
    Universal Shares                                                 104,334                 -       103,273,820 4      103,378,154
    Institutional Service Shares                                           -        11,655,616        20,058,874 4       31,714,490
    Institutional Shares                                          20,058,874       103,273,820      (123,332,694)4                -
    Investor Shares                                              133,742,691                 -                 -        133,742,691
    Service Shares                                                 2,508,834                 -        (2,508,834)2                -
                                                             ----------------  ----------------  ----------------   ----------------
                                                                 156,414,733       114,929,436        (2,508,834)       268,835,335
Net Asset Value Per Share (Offering and Redemption
    Price per Share) for each Class                                   $ 1.00            $ 1.00               $ -             $ 1.00


1  Reflects dissolving the master-feeder structure
2  Reflects the redemption of Service Share Class
3  Reflects the elimination of organizational costs
4  Reflects the transfer from Institutional and Institutional Service to Universal share class


                                  Appendix A-3

PRO FORMA STATEMENTS OF OPERATIONS - MONARCH DAILY ASSETS TREASURY FUND
YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                                 PRO FORMA
                                                              MONARCH     DAILY ASSETS                            MONARCH
                                                            DAILY ASSETS    TREASURY                           DAILY ASSETS
                                                              TREASURY     OBLIGATIONS                         TREASURY FUND
                                                                FUND          FUND           ADJUSTMENTS            TOTAL
                                                        ---------------  ---------------  -----------------    ---------------
Investment Income

  Interest income allocated from Core Portfolio            $ 4,716,486      $ 3,265,698       $ (7,982,184)1              $ -
  Interest income                                                    -                -          7,982,184 1        7,982,184
  Net expenses allocated form Core Portfolio                  (296,248)        (205,563)           501,811 1                -
                                                        ---------------  ---------------  -----------------    ---------------
Net Investment Income                                        4,420,238        3,060,135            501,811          7,982,184
                                                        ---------------  ---------------  -----------------    ---------------

Expenses

    Investment Advisory                                              -                -            128,396 1          128,396
    Custody                                                          -                -             72,831 1           72,831

  Administration

    Universal Shares                                                56                -            149,964 1          150,020
    Institutional Service Shares                                     -            6,823             49,989 1, 3        56,812
    Institutional Shares                                        21,691           72,416            (94,107)1, 3             -
    Investor Shares                                             97,467                -             90,332 1          187,799
    Service Shares                                               4,350                -             (4,350)2                -

  Transfer Agency

    Universal Shares                                             7,753                -             79,491 4           87,244
    Institutional Service Shares                                     -           26,202             35,710 3           61,912
    Institutional Shares                                        92,146           86,707           (178,853)3                -
    Investor Shares                                            386,084                -              7,566 4          393,650
    Service Shares                                              16,204                -            (16,204)2                -

  Shareholder services

    Institutional Service Shares                                     -           34,113             75,662 3          109,775
    Institutional Shares                                        82,485                -            (82,485)4                -
    Investor Shares                                            362,872                -                  -            362,872
    Service Shares                                              10,569                -            (10,569)2                -

  Distribution

    Investor Shares                                            453,590                -                  -            453,590
    Service Shares                                              31,708                -            (31,708)2                -

  Professional services                                          8,753           20,211               (490)4           28,474
  Accounting                                                     3,000           25,900             34,100 1           63,000
  Trustees                                                       7,797            7,178             (9,240)4            5,735
  Compliance                                                     9,441            2,395             (5,673)4            6,163
  Reporting                                                        772            1,760               (668)4            1,864
  Amortization of organization costs                                 -            1,173                  -              1,173
  Insurance expense                                                  -            3,077             (3,077)4                -
  Miscellaneous                                                 13,888           19,340               (959)4           32,269
                                                        ---------------  ---------------  -----------------    ---------------
Total Expenses                                               1,610,626          307,295            285,658          2,203,579
  Expenses reimbursed and fees waived                         (127,307)        (155,281)           173,335 1, 3      (109,253)
                                                        ---------------  ---------------  -----------------    ---------------
Net Expenses                                                 1,483,319          152,014            458,993          2,094,326
                                                        ---------------  ---------------  -----------------    ---------------

Net Investment Income                                        2,936,919        2,908,121             42,818          5,887,858

Net Realized Gain on Investments Allocated from Portfolios          54               11                  -                 65
                                                        ---------------  ---------------  -----------------    ---------------

Net Increase in Net Assets from Operations                 $ 2,936,973      $ 2,908,132           $ 42,818        $ 5,887,923
                                                        ===============  ===============  =================    ===============

1  Reflects dissolving the master-feeder structure
2  Reflects the redemption of Service Share Class
3  Reflects adjustments in contractual rates
4  Certain expenses have been adjusted to reflect the expected expenses of the combined entity


                                  Appendix A-4

PRO FORMA CAPITALIZATION - MONARCH DAILY ASSETS TREASURY FUND
AUGUST 31, 2002
--------------------------------------------------------------------------------

The following table sets forth the capitalization of Monarch Daily Assets Treasury Fund and indicates the pro forma combined capitalization as of August 31, 2002 as if the reorganization had occurred on that date.

                                                                                                      PRO FORMA
                                            MONARCH                               DAILY ASSETS         MONARCH
                                          DAILY ASSETS       REDEMPTION OF         TREASURY         DAILY ASSETS
                                           TREASURY          SERVICE SHARE        OBLIGATIONS       TREASURY FUND
                                             FUND              CLASS                 FUND               TOTAL
                                      -----------------------------------------------------------------------------

Net assets                                 $ 156,439,735       $ (2,509,198)     $ 114,938,450       $ 268,868,987

Net asset value per share:                        $ 1.00             $ 1.00             $ 1.00              $ 1.00

Shares outstanding:                          156,414,733         (2,508,834)       114,929,436         268,835,335

Shares authorized                              Unlimited                 NA          Unlimited           Unlimited


                                  Appendix A-5

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES - MONARCH DAILY ASSETS GOVERNMENT FUND
AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                                     PRO FORMA
                                                                 MONARCH        DAILY ASSETS                          MONARCH
                                                              DAILY ASSETS      GOVERNMENT                          DAILY ASSETS
                                                               GOVERNMENT       OBLIGATIONS                          GOVERNMENT
                                                                  FUND              FUND           ADJUSTMENTS          FUND
                                                            ----------------  ----------------  -----------------------------------

Assets
    Investments

      Securities at amortized cost                            $ 270,911,188     $ 109,815,103    $ (113,380,630)1    $ 267,345,661
      Repurchase agreements at amortized cost                             -                 -       111,210,000 1      111,210,000
    Total investment, at amortized cost                         270,911,188       109,815,103        (2,170,630)1      378,555,661
    Cash                                                                  -                 -            15,872 1           15,872
    Receivables:
      Interest and other receivables                                      -                 -         2,179,199 1        2,179,199
      Receivable from Administrator                                   3,566                 -                 -              3,566
    Organization costs, net of amortization                               -               601              (601)3                -
    Prepaid expenses                                                  2,710            13,042            16,766 1,3         32,518

                                                            ----------------  ----------------  ----------------  -----------------
Total Assets                                                    270,917,464       109,828,746            40,606        380,786,816
                                                            ----------------  ----------------  ----------------  -----------------

Liabilities
    Payables:

      Fund shares redeemed                                                -                 -         1,379,113 2        1,379,113
      Dividends                                                      98,740           107,739                 -            206,479
    Accrued Liabilities:

      Investment advisory fees                                            -                 -            12,224 1           12,224
      Administration fees                                            14,779                 -            17,548 1           32,327
      Transfer agent fees                                            33,458             4,317                 -             37,775
      Custodian fees                                                      -                 -             8,091 1            8,091
      Shareholder Service Agent fees                                 23,978            10,360                 -             34,338
      Distributor  fees                                              14,885                 -                 -             14,885
      Other                                                          12,723             4,739             2,743 1           20,205
                                                            ----------------  ----------------  ----------------  -----------------

Total Liabilities                                                   198,563           127,155         1,419,719          1,745,437
                                                            ----------------  ----------------  ----------------  -----------------

Net Assets                                                    $ 270,718,901     $ 109,701,591      $ (1,379,113)     $ 379,041,379
                                                            ================  ================  ================  =================

Components of Net Assets
    Paid in capital                                           $ 270,738,860     $ 109,690,578      $ (1,379,113)2    $ 379,050,325
    Undistributed (distributions in excess of) net investment income(31,162)            8,445                 -            (22,717)
    Accumulated net realized gain                                    11,203             2,568                 -             13,771
                                                            ----------------  ----------------  ----------------  -----------------

Net Assets                                                    $ 270,718,901     $ 109,701,591      $ (1,379,113)     $ 379,041,379
                                                            ================  ================  ================  =================

Net Assets by Class of Shares
    Preferred Shares                                           $ 12,041,343               $ -               $ -       $ 12,041,343
    Universal Shares                                             81,425,667                 -        51,619,928 4      133,045,595
    Institutional Service Shares                                          -        57,519,745                 -         57,519,745
    Institutional Shares                                        117,475,462        51,619,928       (51,619,928)4      117,475,462
    Investor Shares                                              58,397,316           561,918                 -         58,959,234
    Service Shares                                                1,379,113                 -        (1,379,113)2                -
                                                            ----------------  ----------------  ----------------  -----------------

Net Assets                                                    $ 270,718,901     $ 109,701,591      $ (1,379,113)     $ 379,041,379
                                                            ================  ================  ================  =================

Shares of Beneficial Interest
    Preferred Shares                                             12,040,678                 -                 -         12,040,678
    Universal Shares                                             81,462,046                 -        51,614,191 4      133,076,237
    Institutional Service Shares                                          -        57,514,503                 -         57,514,503
    Institutional Shares                                        117,467,521        51,614,191       (51,614,191)4      117,467,521
    Investor Shares                                              58,390,207           561,882                 -         58,952,089
    Service Shares                                                1,378,408                 -        (1,378,408)2                -
                                                            ----------------  ----------------  ----------------  -----------------
                                                                270,738,860       109,690,576        (1,378,408)       379,051,028
Net Asset Value Per Share (Offering and Redemption
    Price per Share) for each Class                                  $ 1.00            $ 1.00               $ -             $ 1.00


1  Reflects dissolving the master-feeder structure
2  Reflects the redemption of Service Share Class
3  Reflects the elimination of organizational costs
4  Reflects the transfer from Institutional to Universal share class


                                  Appendix A-6

PRO FORMA STATEMENTS OF OPERATIONS - MONARCH DAILY ASSETS GOVERNMENT FUND
YEAR ENDED AUGUST 31, 2002
-----------------------------------------------------

                                                                                                       PRO FORMA
                                                        MONARCH      DAILY ASSETS                       MONARCH
                                                      DAILY ASSETS   GOVERNMENT                       DAILY ASSETS
                                                       GOVERNMENT    OBLIGATIONS                       GOVERNMENT
                                                         FUND           FUND          ADJUSTMENTS         FUND
                                                     -------------  -------------- ---------------   --------------
Investment Income

  Interest income allocated from Core Portfolio      $ 12,875,100     $ 2,568,209   $ (15,443,309)1            $ -
  Interest income                                               -               -      15,443,309 1     15,443,309
  Net expenses allocated form Core Portfolio             (610,556)       (129,594)        740,150 1              -
                                                     -------------  -------------- ---------------   --------------
Net Investment Income                                  12,264,544       2,438,615         740,150       15,443,309
                                                     -------------  -------------- ---------------   --------------

Expenses

    Investment Advisory                                         -               -         207,950 1        207,950
    Custody                                                     -               -         117,957 1        117,957

  Administration

    Preferred Shares                                       15,745               -          14,823 1         30,568
    Universal Shares                                       77,719               -         123,852 1        201,571
    Institutional Service Shares                                -          28,814          30,835 1, 3      59,649
    Institutional Shares                                  136,034          25,055         111,013 1, 3     272,102
    Investor Shares                                        39,287             241          35,726 1, 3      75,254
    Service Shares                                          8,739               -          (8,739)2              -

  Transfer Agency

    Preferred Shares                                        8,154               -          (5,043)4          3,111
    Universal Shares                                       86,090               -          33,262 4        119,352
    Institutional Service Shares                                -          71,260          (7,207)3         64,053
    Institutional Shares                                  543,819          37,928         (26,644)3        555,103
    Investor Shares                                       154,397          13,271         (13,350)3        154,318
    Service Shares                                         24,722               -         (24,722)2              -

  Shareholder Services

    Preferred Shares                                            -               -               -                -
    Universal Shares                                            -               -               -                -
    Institutional Service Shares                                -         144,071         (28,815)3        115,256
    Institutional Shares                                  525,766               -               -          525,766
    Investor Shares                                       144,444           1,206            (241)3        145,409
    Service Shares                                         21,409               -         (21,409)2              -

  Distribution

    Investor Shares                                       180,555           1,448            (242)3        181,761
    Service Shares                                         64,227               -         (64,227)2              -

  Professional services                                    24,644          15,659          (2,200)4         38,103
  Accounting                                                3,000          37,900          46,100 1         87,000
  Trustees                                                 18,633           4,710         (14,055)4          9,288
  Compliance                                                9,625           9,527          (9,171)4          9,981
  Reporting                                                 2,557           1,556          (1,094)4          3,019
  Amortization of organization costs                            -           1,461               -            1,461
  Insurance expense                                             -           1,904          (1,904)4              -
  Miscellaneous                                            27,536          14,015          11,150 1         52,701
                                                     -------------  -------------- ---------------   --------------
Total Expenses                                          2,117,102         410,026         503,605        3,030,733
  Expenses reimbursed and fees waived                    (144,661)       (171,291)        108,537 1, 3    (207,415)
                                                     -------------  -------------- ---------------   --------------
Net Expenses                                            1,972,441         238,735         612,142        2,823,318
                                                     -------------  -------------- ---------------   --------------

Net Investment Income                                  10,292,103       2,199,880         128,008       12,619,991

Net Realized Gain on Investments Allocated from Portfolios 16,108           3,058               -           19,166
                                                     -------------  -------------- ---------------   --------------

Net Increase in Net Assets from Operations           $ 10,308,211     $ 2,202,938       $ 128,008     $ 12,639,157
                                                     =============  ============== ===============   ==============

1  Reflects dissolving the master-feeder structure
2  Reflects the redemption of Service Share Class
3  Reflects adjustments in contractual rates
4  Certain expenses have been adjusted to reflect the expected expenses of the combined entity


                                  Appendix A-7

PRO FORMA CAPITALIZATION - MONARCH DAILY ASSETS GOVERNMENT FUND
AUGUST 31, 2002
--------------------------------------------------------------------------------

The following table sets forth the capitalization of Monarch Daily Assets Government Fund and indicates the pro forma combined capitalization as of August 31, 2002 as if the reorganization had occurred on that date.

                                                                                                    PRO FORMA
                                                                                                     MONARCH
                                           MONARCH                              DAILY ASSETS       DAILY ASSETS
                                        DAILY ASSETS        REDEMPTION OF        GOVERNMENT         GOVERNMENT
                                         GOVERNMENT         SERVICE SHARE       OBLIGATIONS            FUND
                                            FUND               CLASS               FUND               TOTAL
                                     -----------------------------------------------------------------------------

Net assets                                $ 270,718,901       $ (1,379,113)     $ 109,701,591       $ 379,041,379

Net asset value per share:                       $ 1.00             $ 1.00             $ 1.00              $ 1.00

Shares outstanding:                         270,738,860         (1,378,408)       109,690,576         379,051,028

Shares authorized                             Unlimited                 NA          Unlimited           Unlimited


                                  Appendix A-8

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES - MONARCH DAILY ASSETS CASH FUND AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                                 PRO FORMA
                                                          MONARCH                                                 MONARCH
                                                         DAILY ASSETS      DAILY ASSETS                         DAILY ASSETS
                                                            CASH              CASH                                 CASH
                                                            FUND              FUND            ADJUSTMENTS          FUND
                                                      ----------------- -----------------  -----------------------------------
Assets
    Investments
       Securities at amortized cost                    $ 1,061,932,382      $ 85,901,295    $ (382,094,432)1    $ 765,739,245
       Repurchase agreements at amortized cost                                                 381,300,000 1      381,300,000
    Total investment, at amortized cost                  1,061,932,382        85,901,295          (794,432)1    1,147,039,245
    Cash                                                             -                 -            14,931 1           14,931
    Receivables:
       Interest and other receivables                                -                 -           858,037 1          858,037
       Receivable from Administrator                             2,452                 -                 -              2,452
    Prepaid expenses                                             9,695             3,085            26,811 1           39,591

                                                      ----------------- -----------------  ----------------  -----------------
Total Assets                                             1,061,944,529        85,904,380           105,347      1,147,954,256
                                                      ----------------- -----------------  ----------------  -----------------
Liabilities
    Payables:
       Fund shares redeemed                                          -                 -         7,695,178 2        7,695,178
       Dividends                                                30,797            39,821                 -             70,618
    Accrued Liabilities:
       Investment advisory fees                                      -                 -            33,361 1           33,361
       Administration fees                                      51,217                 -            47,890 1           99,107
       Transfer agent fees                                     164,929             1,958                 -            166,887
       Custodian fees                                                -                 -            22,596 1           22,596
       Shareholder Service Agent fees                          161,784             9,899                 -            171,683
       Distributor  fees                                       129,740                 -                 -            129,740
       Other                                                    28,862             7,618             1,500 1           37,980
                                                      ----------------- -----------------  ----------------  -----------------

Total Liabilities                                              567,329            59,296         7,800,525          8,427,150
                                                      ----------------- -----------------  ----------------  -----------------
Net Assets                                             $ 1,061,377,200      $ 85,845,084      $ (7,695,178)   $ 1,139,527,106
                                                      ================= =================  ================  =================
Components of Net Assets

    Paid in capital                                    $ 1,061,339,332      $ 85,840,154      $ (7,695,178)2  $ 1,139,484,308
    Undistributed (distributions in
       excess of) net investment income                              -               797                 -                797
    Accumulated net realized gain                               37,868             4,133                 -             42,001
                                                      ----------------- -----------------  ----------------  -----------------

Net Assets                                             $ 1,061,377,200      $ 85,845,084      $ (7,695,178)   $ 1,139,527,106
                                                      ================= =================  ================  =================
Net Assets by Class of Shares
    Preferred Shares                                      $ 13,095,274               $ -               $ -         13,095,274
    Universal Shares                                        46,833,306                 -        35,199,174 3       82,032,480
    Institutional Service Shares                                     -        49,965,409                 -         49,965,409
    Institutional Shares                                   347,468,889        35,199,174       (35,199,174)3      347,468,889
    Investor Shares                                        646,284,553           680,501                 -        646,965,054
    Service Shares                                           7,695,178                 -        (7,695,178)2                -
                                                      ----------------- -----------------  ----------------  -----------------

Net Assets                                             $ 1,061,377,200      $ 85,845,084      $ (7,695,178)   $ 1,139,527,106
                                                      ================= =================  ================  =================
Shares of Beneficial Interest
    Preferred Shares                                        13,092,899                 -                 -         13,092,899
    Universal Shares                                        46,831,876                 -        35,196,905 3       82,028,781
    Institutional Service Shares                                     -        49,962,783                 -         49,962,783
    Institutional Shares                                   347,458,274        35,196,905       (35,196,905)3      347,458,274
    Investor Shares                                        646,262,172           680,466                 -        646,942,638
    Service Shares                                           7,694,108                 -        (7,694,108)2                -
                                                      -----------------------------------  ----------------  -----------------
                                                         1,061,339,329        85,840,154        (7,694,108)     1,139,485,375
Net Asset Value Per Share (Offering and Redemption
    Price per Share) for each Class                             $ 1.00            $ 1.00               $ -             $ 1.00

1   Reflects dissolving the master-feeder structure
2   Reflects the redemption of Service Share Class
3   Reflects the transfer from Institutional to Universal share class


                                  Appendix A-9


PRO FORMA STATEMENTS OF OPERATIONS - MONARCH DAILY ASSETS CASH FUND
YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------
                                                                                                           PRO FORMA
                                                         MONARCH                                            MONARCH
                                                      DAILY ASSETS   DAILY ASSETS                         DAILY ASSETS
                                                          CASH           CASH                                CASH
                                                          FUND           FUND           ADJUSTMENTS          FUND
                                                    --------------- ---------------  -----------------  ---------------
Investment Income
  Interest income allocated from Core Portfolio       $ 32,013,680     $ 2,504,922      $ (34,518,602)1            $ -
  Interest income                                                -               -         34,518,602 1     34,518,602
  Net expenses allocated form Core Portfolio            (1,542,845)       (119,822)         1,662,667 1              -
                                                    --------------- ---------------  -----------------  ---------------
Net Investment Income Allocated                         30,470,835       2,385,100          1,662,667       34,518,602
                                                    --------------- ---------------  -----------------  ---------------
Expenses
    Investment Advisory                                          -               -            488,010 1        488,010
    Custody                                                      -               -            276,818 1        276,818

  Administration
    Preferred Shares                                        37,898               -             31,094 1         68,992
    Universal Shares                                        25,540               -             76,556 1        102,096
    Institutional Service Shares                                 -          26,753             28,630 1, 3      55,383
    Institutional Shares                                   284,274          25,933            245,374 1, 3     555,581
    Investor Shares                                        372,094             324            345,450 1, 3     717,868
    Service Shares                                          17,885               -            (17,885)2              -

  Transfer Agency
    Preferred Shares                                         8,527               -             (3,948)4          4,579
    Universal Shares                                        33,278               -             26,489 4         59,767
    Institutional Service Shares                                 -          68,366             (9,049)3         59,317
    Institutional Shares                                 1,098,548          38,993            (24,901)3      1,112,640
    Investor Shares                                      1,419,424          14,591             12,193 3      1,446,208
    Service Shares                                          44,030               -            (44,030)2              -

  Shareholder services
    Institutional Service Shares                                 -         133,767            (26,754)3        107,013
    Institutional Shares                                 1,073,516               -                  -        1,073,516
    Investor Shares                                      1,385,796           1,620               (324)3      1,387,092
    Service Shares                                          43,810               -            (43,810)2              -

  Distribution
    Investor Shares                                      1,732,245           1,944               (323)3      1,733,866
    Service Shares                                         131,429               -           (131,429)2              -

  Professional services                                     56,589          14,889                523 4         72,001
  Accounting                                                 3,000          37,900             46,100 1         87,000
  Trustees                                                  46,017           4,643            (28,863)4         21,797
  Compliance                                                12,401          11,865               (842)4         23,424
  Reporting                                                  3,636           1,376              2,073 4          7,085
  Insurance expense                                              -           1,797             (1,797)4              -
  Miscellaneous                                             57,990          17,108             52,008 1        127,106
                                                    --------------- ---------------  -----------------  ---------------
Total Expenses                                           7,887,927         401,869          1,297,363        9,587,159
  Expenses reimbursed and fees waived                     (122,567)       (166,991)           123,231 1, 3    (166,327)
                                                    --------------- ---------------  -----------------  ---------------
Net Expenses                                             7,765,360         234,878          1,420,594        9,420,832
                                                    --------------- ---------------  -----------------  ---------------
Net Investment Income                                   22,705,475       2,150,222            242,073       25,097,770

Net Realized Gain on Investments Allocated
  from Portfolios                                           54,031           4,150                  -           58,181
                                                    --------------- ---------------  -----------------  ---------------
Net Increase in Net Assets from Operations            $ 22,759,506     $ 2,154,372          $ 242,073     $ 25,155,951
                                                    =============== ===============  =================  ===============


1  Reflects dissolving the master-feeder structure
2  Reflects the redemption of Service Share Class
3  Reflects adjustments in contractual rates
4  Certain expenses have been adjusted to reflect the expected expenses of the combined entity


                                  Appendix A-10


PRO FORMA CAPITALIZATION - MONARCH DAILY ASSETS CASH FUND
AUGUST 31, 2002

--------------------------------------------------------------------------------

The following table sets forth the  capitalization  of Monarch Daily Assets Cash
Fund and indicates the pro forma combined capitalization as of August 31, 2002 as if the reorganization had occurred on that date.

                                                                                                     PRO FORMA
                                            MONARCH                                                  MONARCH
                                          DAILY ASSETS       REDEMPTION OF       DAILY ASSETS       DAILY ASSETS
                                             CASH            SERVICE SHARE           CASH            CASH FUND
                                             FUND                CLASS               FUND              TOTAL
                                      -----------------------------------------------------------------------------

Net assets                               $ 1,061,377,200       $ (7,695,178)      $ 85,845,084     $ 1,139,527,106

Net asset value per share:                        $ 1.00             $ 1.00             $ 1.00              $ 1.00

Shares outstanding:                        1,061,339,329         (7,694,108)        85,840,154       1,139,485,375

Shares authorized                              Unlimited                 NA          Unlimited           Unlimited




                                 Appendix A-11

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, AND DAILY ASSETS
CASH FUND INTO MONARCH DAILY ASSETS TREASURY FUND, MONARCH DAILY ASSETS GOVERNMENT FUND, AND MONARCH DAILY ASSETS CASH FUND AS OF AUGUST 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
NOTE 1.  BASIS OF COMBINATION
--------------------------------------------------------------------------------


The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of the Daily Assets Treasury Obligations Fund, the Daily Assets Government Obligations Fund, and the Daily Assets Cash Fund (the "Funds") into Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund, and Monarch Daily Assets Cash Fund, respectively, each a series of Monarch Funds, a Massachusetts business trust (the "Monarch Funds"), as if such reorganization had taken place as of August 31, 2002, the fiscal year-end of the Monarch Funds. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned reorganization of the Funds with and into the Monarch Funds had taken place as of August 31, 2002. For purposes of these pro forma statements, the data for the Funds and the Monarch Funds is for the twelve month period ended August 31, 2002. These pro forma statements are shown as if the master-feeder structure has been dissolved and each fund has invested its investable assets directly in securities to achieve its investment objective.

Under the terms of the Agreement and Plan of Reorganization, the reorganization of the Funds and the Monarch Funds should be treated as a tax free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Funds in exchange for shares of the Monarch Funds at net asset value. The statements of assets and liabilities and the related statements of operations of the Funds and the Monarch Funds have been combined using data from the Funds and data from the Monarch Funds as of August 31, 2002.


The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of the Funds and the Monarch Funds should be read in conjunction with the historical financial statements of each of the Funds and the Monarch Funds which have been incorporated by reference into this Statement of Additional Information.

--------------------------------------------------------------------------------
NOTE 2.  SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------

Under the proposed reorganization, the Funds will receive shares of the Monarch Funds with an aggregate value equal to the Funds' net assets transferred to the Monarch Funds. Shareholders will receive shares of a comparable class of the Monarch Funds equal in value to aggregate value of the shares of the Fund class in which they invest. Accordingly, shareholders of a Fund's class will become shareholders of a comparable class of the Monarch Funds.

The pro forma net asset value per share assumes that additional shares of the Monarch Funds would have been issued on August 31, 2002 as a result of the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on net assets of the Funds and the net asset value per share of the Monarch Funds as of August 31, 2002.

--------------------------------------------------------------------------------
NOTE 3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

These financial statements require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolios:

SECURITY VALUATION


After the reorganization, each of the Monarch Funds will determine its net asset value per share as of 4:00 p.m., Eastern time, on each fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.


FEDERAL TAXES


Each fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.


--------------------------------------------------------------------------------
NOTE 4.  PRO FORMA ADJUSTMENTS
--------------------------------------------------------------------------------

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the Funds' and the Monarch Funds' investments. Accordingly, the combined gross investment income is equal to the sum of each of the Funds' and the Monarch Funds' gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, transfer agency, custody, and shareholder servicing fees of the combined funds and/or any related waivers and reimbursements are based on the fee schedule in effect for the Monarch Funds based on the average net assets of Funds and the Monarch Funds for the twelve months ended August 31, 2002.

                                     PART C

                                OTHER INFORMATION

ITEM 15 - INDEMNIFICATION.



AGREEMENT AND DECLARATION OF TRUST


The Registrant's Agreement and Declaration of Trust requires the Registrant to indemnify existing or former trustees and officers of the Registrant to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is qualified in its entirety by the contents of the Agreement and Declaration of Trust included in this Registration Statement as
Exhibit 16(1) and which is incorporated herein by reference.


DISTRIBUTION AGREEMENT


The Registrant's Distribution Agreement requires the Registrant's distributor to indemnify, defend and hold the Registrant and its several officers and trustees free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, cots, charges, reasonable counsel fees and other expenses of ever nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) (collectively, "Damages") but only if such Damages arise out of or are based upon:


         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the distributor; or

         (ii) any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the distributor's duties or obligations under this Agreement or by reason or the distributor's reckless disregard of its duties and obligations under this Agreement.


This   description  is  qualified  in  its  entirety  by  the  contents  of  the
Distribution Agreement included in this Registration Statement as Exhibit 16(7) and which is incorporated herein by reference.


INVESTMENT ADVISORY AGREEMENT

The Registrant's Investment Advisory Agreement provides the adviser will be liable to the Registrant for error of judgment or mistake of law, for any loss arising out of any investment, or in any event due resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement, or by reason of reckless disregard of its obligations and duties under the agreement.

This description is qualified in its entirety by the contents of the Investment Advisory Agreement included in this Registration Statement as Exhibit 16(6) and which is incorporated herein by reference.

OTHER AGREEMENTS OF THE REGISTRANT


The Registrant's Administration Agreement requires the Registrant's administrator to indemnify and hold harmless the Registrant, its employees, agents, trustees, and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of ever nature and character (collectively, "Damages") arising out of the administrator's actions taken or failures to act with respect to a series of the Registrant due to bad faith, willful misfeasance or gross negligence in the performance of the administrator's duties or obligations under the agreement or by reason of the administrator's reckless disregard of its duties and obligations under the agreement.

The Registrant's Transfer Agency Agreement and Fund Accounting Agreement contain similar indemnification language.

This description is qualified in its entirety by the contents of the Administration Agreement, the Transfer Agency Agreement, and the Fund Accounting Agreement included in this Registration Statement as Exhibit 16(13)(a), Exhibit 16(13)(b), and Exhibit 16(13)(c), respectively, and which are incorporated herein by reference.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16 - EXHIBITS.


(1) Agreement and Declaration of Trust dated February 7, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

(2) By-Laws dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

(3)      None.


(4)      Form of Agreement and Plan of  Reorganization  between  Registrant  and
         Forum   Funds  is  filed   herewith   as   Exhibit   A  to  the   Proxy
         Statement/Prospectus.


(5) Sections 2.10 and 10.3 and Article VII of the Agreement and Declaration of Trust filed as Exhibit 16(1).

(6) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC dated April 23, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

(7) (a) Distribution Agreement between the Registrant and Forum Fund Services, LLC dated April 23, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).


         (b) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated herein by reference as filed as Exhibit (e)(1) in PEA 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

(8)      None.

(9)      None.


(10) (a) Distribution Plan for Investor Shares dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

         (b) Multiclass (Rule 18f-3) Plan dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

(11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding legality of securities (filed herewith).

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the tax consequences of each reorganization (to be filed pursuant to a post-effective amendment).

(13) (a) Administration Agreement between Registrant and Forum Administrative Services, LLC dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

         (b) Transfer Agency Agreement between Registrant and Forum Administrative Services, LLC dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

         (c) Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC dated February 11, 2003 relating to Institutional Shares, Institutional Service Shares, and Investor Shares (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

         (d) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).


(14)     Consents of independent accountants (filed herewith).

(15)     None.

(16) (a) Powers of Attorney of John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Registrant and Core Trust (Delaware) (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form N-14 via Edgar on March 24, 2003, accession number 0001004402-03-000242).

(17) (a) Form of Proxy Card for Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form N-14 via Edgar on March 24, 2003, accession number 0001004402-03-000242).

         (b) Proxy Card for Daily Assets Government Obligations Fund (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form N-14 via Edgar on March 24, 2003, accession number 0001004402-03-000242).

         (c) Proxy Card for Daily Assets Cash Fund (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form N-14 via Edgar on March 24, 2003, accession number 0001004402-03-000242).


ITEM 17 - UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file copies of the tax opinions required to be filed as an exhibit to the registration statement by Item 16 (12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the city of Portland and State of Maine on April 24, 2003.


                                        MONARCH FUNDS

                                        By:  /S/ JOHN Y. KEFFER
                                             ------------------------------
                                        John Y. Keffer
                                        President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                           TITLE                      DATE
--------                            -----                      ----


Principal Executive Officer


/S/ JOHN Y. KEFFER                  Chairman                   April 24, 2003
---------------------------         and President
John Y. Keffer



Principal Financial
and Accounting Officer


/S/ STACEY A. HONG                  Treasurer                  April 24, 2003
---------------------------
Stacey A. Hong


A majority of the Trustees


/S/ JOHN Y. KEFFER                                             April 24, 2003
---------------------------
John Y. Keffer


Costas Azariadis, Trustee
James C. Cheng, Trustee
J. Michael Parish, Trustee


/S/ JOHN Y. KEFFER                                             April 24, 2003
---------------------------
By: John Y. Keffer
(Attorney-in-fact)


*Pursuant  to  powers  of  attorney   previously   filed  as  Exhibits  to  this
Registration Statement.

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this Registration Statement of Monarch Funds to be signed in the City of Portland, State of Maine on April 24, 2003.


                                    CORE TRUST (DELAWARE)

                                    By:    /S/ JOHN Y. KEFFER
                                       -----------------------------------------
                                               John Y. Keffer, President


On behalf of Core Trust (Delaware), this Registration Statement of Monarch Funds has been signed below by the following persons in the capacities indicated on April 24, 2003.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         -----------------------------------------
         John Y. Keffer, Chairman and President


(b)      Principal Financial Officer

         /S/ STACEY E. HONG
         -----------------------------------------
         Stacey E. Hong, Treasurer


(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         -----------------------------------------
         John Y. Keffer, Chairman

         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee

         By: /S/ JOHN Y. KEFFER
            ---------------------------------------
            John Y. Keffer, Attorney in fact*

* Pursuant to powers of attorney previously filed as Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS

EXHIBIT NUMBER                DESCRIPTION OF EXHIBIT


16(11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding legality of securities.
16(14)   Consents on independent accountants.